                               Semi-Annual Report
-------------------------------------------------------------------------------



                           TIAA SEPARATE ACCOUNT VA-1

                                STOCK INDEX ACCOUNT


                        Financial Statements (Unaudited)
                                    including
                            Statement of Investments


-------------------------------------------------------------------------------


                                  June 30, 2000




                                   ------
                                    TIAA

                                   ------

                            TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT


                     INDEX TO UNAUDITED FINANCIAL STATEMENTS
                                  JUNE 30, 2000
--------------------------------------------------------------------------------



                                                                          PAGE
                                                                          ----

Statement of Assets and Liabilities ....................................    2
Statement of Operations ................................................    3
Statements of Changes in Net Assets ....................................    4
Notes to Financial Statements ..........................................    5
Statement of Investments ...............................................    7

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                 STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
                                  JUNE 30, 2000
           (amounts in thousands, except per accumulation unit amount)

ASSETS
   Investments, at cost ..........................................      $  712,731
   Net unrealized appreciation of investments ....................         361,528
                                                                        ----------
   Investments, at value .........................................       1,074,259
   Cash ..........................................................             130
   Dividends and interest receivable .............................             796
                                                                        ----------
                                                     TOTAL ASSETS        1,075,185
                                                                        ----------
LIABILITIES
   Payable for securities transactions ...........................              34
   Amounts due to General Account ................................             250
                                                                        ----------
                                                 TOTAL LIABILITIES             284
                                                                        ----------

NET ASSETS--Accumulation Fund .....................................     $1,074,901
                                                                        ==========
NUMBER OF ACCUMULATION UNITS OUTSTANDING--Notes 5 and 6 ..........          13,055
                                                                            ======
NET ASSET VALUE, PER ACCUMULATION UNIT--Note 5 ....................         $82.34
                                                                            ======


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENT OF OPERATIONS (Unaudited)
                         SIX MONTHS ENDED JUNE 30, 2000
                             (amounts in thousands)

INVESTMENT INCOME
   Income:
     Interest .........................................................................         $    112
     Dividends ........................................................................            6,053
                                                                                                --------
                                                                           TOTAL INCOME            6,165
                                                                                                --------
   Expenses--Note 3:
     Investment advisory charges ......................................................            1,570
     Administrative expenses ..........................................................            1,047
     Mortality and expense risk charges ...............................................              524
                                                                                                --------
                                                                 EXPENSES BEFORE WAIVER            3,141
     Investment advisory charges waived--Note 3 .......................................           (1,204)
                                                                                                --------
                                                                           NET EXPENSES            1,937
                                                                                                --------
                                                                 INVESTMENT INCOME--NET            4,228
                                                                                                --------

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS--Note 4
     Net realized gain on investments .................................................            9,872
     Net change in unrealized appreciation on investments .............................           (5,603)
                                                                                                --------
                                        NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS            4,269
                                                                                                --------
                                   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $  8,497
                                                                                                ========


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                             (amounts in thousands)

                                                                            Six Months
                                                                               Ended      Year Ended
                                                                             June 30,    December 31,
                                                                               2000          1999
                                                                            ----------   ------------
                                                                            (Unaudited)
FROM OPERATIONS
   Investment income--net .............................................     $  4,228       $  8,282
   Net realized gain on investments ...................................        9,872         33,295
   Net change in unrealized appreciation on investments ...............       (5,603)       125,074
                                                                          ----------     ----------
                                             NET INCREASE IN NET ASSETS
                                              RESULTING FROM OPERATIONS        8,497        166,651
                                                                          ----------     ----------
FROM CONTRACTOWNER TRANSACTIONS
   Premiums ...........................................................       51,703        130,503
   Net contractowner transfers from fixed account .....................        8,236          4,267
   Withdrawals and death benefits .....................................      (26,089)       (26,849)
                                                                          ----------     ----------
                                   NET INCREASE IN NET ASSETS RESULTING
                                        FROM CONTRACTOWNER TRANSACTIONS       33,850        107,921
                                                                          ----------     ----------
                                             NET INCREASE IN NET ASSETS       42,347        274,572

NET ASSETS
   Beginning of year ..................................................    1,032,554        757,982
                                                                          ----------     ----------
   End of period ......................................................   $1,074,901     $1,032,554
                                                                          ==========     ==========


                       See notes to financial statements.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--ORGANIZATION

TIAA Separate Account VA-1 ("VA-1") is a segregated investment account of Teachers Insurance and Annuity Association of America ("TIAA") and was organized on February 16, 1994 under the insurance laws of the State of New York for the purpose of issuing and funding variable annuity contracts. VA-1 was registered with the Securities and Exchange Commission ("Commission") effective November 1, 1994 as an open-end, diversified management investment company under the Investment Company Act of 1940. VA-1 consists of a single investment portfolio, the Stock Index Account ("Account"), which invests in a diversified portfolio of equity securities selected to track the overall United States stock market.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement between TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed primarily by Teachers Personal Investors Services, Inc. ("TPIS"), also an indirect subsidiary of TIAA, which is registered with the Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Account, which are in conformity with accounting principles generally accepted in the United States.

VALUATION OF INVESTMENTS: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of and in accordance with the responsibilities of the Management Committee of VA-1.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on security transactions are accounted for on the average cost basis.

FEDERAL INCOME TAXES: Based on provisions of the Internal Revenue Code, no federal taxes are attributable to the net investment experience of the Account.


NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Account for services required to manage investments, administer the separate account and the contracts, and to cover certain insurance risks borne by TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the net assets of the Account. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Account. The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts equivalent to an annual rate of 0.10% of the net assets of the Account.


NOTE 4--INVESTMENTS

At June 30, 2000, the net unrealized appreciation on investments was $361,527,986, consisting of gross unrealized appreciation of $419,757,746 and gross unrealized depreciation of $58,229,760.

Purchases and sales of securities, other than short-term money market instruments, for the six months ended June 30, 2000, were $120,346,514 and $83,043,083, respectively.

                           TIAA SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
             NOTES TO FINANCIAL STATEMENTS (UNAUDITED)--(CONCLUDED)

NOTE 5--CONDENSED FINANCIAL INFORMATION

Selected condensed financial information for an Accumulation Unit of the Account is presented below.


                                           SIX MONTHS                    YEARS ENDED DECEMBER 31,
                                             ENDED        -------------------------------------------------------
                                        JUNE 30, 2000(1)    1999        1998        1997        1996       1995
                                        ----------------  --------    --------    --------     --------   --------
                                           (UNAUDITED)
Per Accumulation United Data:
   Investment income ................      $   .477       $   .961    $   .908   $    .847    $   .807   $   .745
   Expenses .........................          .150           .270        .223        .182        .150       .170
                                           --------       --------    --------   ---------    --------   --------
   Investment income--net ...........          .327           .691        .685        .665        .657       .575
   Net realized and unrealized gain
      on investments ................          .260         13.051      12.407      12.429       6.755      8.565
                                           --------       --------    --------   ---------    --------   --------
   Net increase in
      Accumulation Unit Value .......          .587         13.742      13.092      13.094       7.412      9.140
   Accumulation Unit Value:
      Beginning of year .............        81.751         68.009      54.917      41.823      34.411     25.271
                                           --------       --------    --------   ---------    --------   --------
      End of period .................      $ 82.338       $ 81.751    $ 68.009   $  54.917    $ 41.823   $ 34.411
                                           ========       ========    ========   =========    ========   ========

Total return ........................         0.72%         20.21%      23.84%      31.31%      21.54%     36.17%
Ratio to Average Net Assets:
   Expenses (2) .....................         0.18%          0.37%       0.37%       0.37%       0.40%      0.55%
   Investment income--net ...........         0.40%          0.95%       1.14%       1.36%       1.74%      1.87%
Portfolio turnover rate .............        11.81%         37.93%      45.93%       2.39%       4.55%      0.98%
Thousands of Accumulation Units
   outstanding at end of period .....        13,055         12,630      11,145       9,901       6,768      2,605

(1)  The Percentages shown for this period are not annualized.
(2) Advisors has agreed to waive a portion of its investment advisory fee. Without this waiver, the Account's expense ratio for the periods listed would have been higher (see Note 3).

NOTE 6--ACCUMULATION UNITS

Changes in the number of Accumulation Units outstanding were as follows:

                                                                             SIX MONTHS       YEAR ENDED
                                                                                ENDED        DECEMBER 31,
                                                                            JUNE 30, 2000        1999
                                                                            -------------    ------------
                                                                             (UNAUDITED)
Accumulation Units:
   Credited for premiums ............................................           638,400        1,798,810
   Cancelled for transfers and disbursements ........................          (214,098)        (313,740)
   Outstanding:
     Beginning of year ..............................................        12,630,471       11,145,401
                                                                             ----------       ----------
     End of period ..................................................        13,054,773       12,630,471
                                                                             ==========       ==========

                TIAA SEPARATE ACCOUNT VA-1 -- STOCK INDEX ACCOUNT
                      STATEMENT OF INVESTMENTS (UNAUDITED)
                                  JUNE 30, 2000

PRINCIPAL                                                  VALUE (000)
---------                                                  -----------
BONDS--0.00%
CORPORATE BONDS--0.00%
 CONSTRUCTION AND REAL ESTATE--0.00%
  REAL ESTATE--0.00%
            EXCEL LEGACY CORP
$ 3,000        9.000%, 11/5/04 .........................   $       3
  1,000       10.000%, 11/5/04 .........................           1
                                                           ---------
                                                                   4
                                                           ---------
            TOTAL CONSTRUCTION AND REAL ESTATE .........           4
                                                           ---------
 TRANSPORTATION--0.00%
  AUTOS, TIRES AND RELATED PRODUCTS--0.00%
  1,950     UGLY DUCKLING CORP (SUB DEB)
              12.000%, 10/23/03 ........................           2
                                                           ---------
            TOTAL Transportation .......................           2
                                                           ---------
            TOTAL CORPORATE BONDS
              (COST $7) ................................           6
                                                           ---------
            TOTAL BONDS
              (COST $7) ................................           6
                                                           ---------
SHARES
------
PREFERRED STOCK--0.01%
BASIC INDUSTRIES--0.01%
 CHEMICALS AND PLASTIC--0.01%
  2,280     SEALED AIR CORP (CLASS A) ..................         115
                                                           ---------
            TOTAL BASIC INDUSTRIES .....................         115
                                                           ---------
CONSUMER DURABLE--0.00%
 HOME APPLIANCES AND FURNISHINGS--0.00%
  2,800   * OSULLIVAN INDUSTRIES HOLDINGS, INC .........           1
                                                           ---------
            TOTAL CONSUMER DURABLE .....................           1
                                                           ---------
FINANCE--0.00%
 CREDIT AND OTHER FINANCE--0.00%
    503     SUPERIOR TRUST I SERIES A ..................          13
                                                           ---------
            TOTAL FINANCE ..............................          13
                                                           ---------
HEALTH--0.00%
 MEDICAL EQUIPMENT AND SUPPLIES--0.00%
  3,500   * FRESENIUS MEDICAL CARE (CLASS D) ...........           0
                                                           ---------
            TOTAL HEALTH ...............................           0
                                                           ---------
            TOTAL PREFERRED STOCK
            (COST $127) ................................         129
                                                           ---------
COMMON STOCK--99.56%
BASIC INDUSTRIES--3.95%
 CHEMICALS AND PLASTIC--2.63%
 19,700     AIR PRODUCTS & CHEMICALS, INC ..............         607
  3,800   * AIRGAS, INC ................................          22
  3,300     ALBEMARLE CORP .............................          65
  4,300     ALBERTO CULVER CO (CLASS B) ................         131
  3,500     APTARGROUP, INC ............................          95
  2,700     ARCH CHEMICALS, INC ........................          59
 18,800     AVON PRODUCTS, INC .........................         837
    309     BLOCK DRUG, INC (CLASS A) ..................          13
  6,900     CABOT CORP .................................         188
    800     CALGON CARBON CORP .........................           6
  3,600     CAMBREX CORP ...............................         162
  1,300     CARLISLE COS, INC ..........................          59
  3,700     CARTER WALLACE, INC ........................          74
  4,000     CHURCH & DWIGHT CO, INC ....................          72
 16,000     CLOROX CO ..................................         717
 47,000     COLGATE PALMOLIVE CO .......................       2,814
  9,695     CROMPTON CORP ..............................         119
  3,200   * CYGNUS, INC ................................          46
  3,600   * CYTEC INDUSTRIES, INC ......................          89
SHARES                                                       VALUE(000)
------                                                       ----------
  2,300     DEXTER CORP ................................   $     110
  6,000     DIAL CORP ..................................          62
 53,400     DOW CHEMICAL CO ............................       1,612
 79,891     DU PONT (E.I.) DE NEMOURS & CO .............       3,495
  8,300     EASTMAN CHEMICAL CO ........................         396
  9,300     ECOLAB, INC ................................         363
    300   * FMC CORP ...................................          17
  1,431     FULLER (H.B.) CO ...........................          65
  3,200     GEON CO ....................................          59
  3,000     GEORGIA GULF CORP ..........................          62
  7,200   * GRACE W.R. & CO ............................          87
  3,000     GREAT LAKES CHEMICAL CORP ..................          95
  2,750     HANNA (M.A.) CO ............................          25
  2,100     HERCULES, INC ..............................          30
 21,688     ILLINOIS TOOL WORKS, INC ...................       1,236
  7,200     IMC GLOBAL, INC ............................          94
    666   * IMC GLOBAL, INC WTS 12/22/00 ...............           0
  2,100   * INTERNATIONAL SPECIALTY PRODUCTS, INC ......          12
  7,000     INTERNATIONAL FLAVORS & FRAGRANCES, INC ....         211
  3,100     JOHNS MANVILLE CORP ........................          41
  4,600     LAUDER (ESTEE) CO (CLASS A) ................         227
  5,200     LUBRIZOL CORP ..............................         109
  1,300     MACDERMID, INC .............................          31
  4,200     MILLENNIUM CHEMICAL, INC ...................          71
  1,600     MINERALS TECHNOLOGIES, INC .................          74
    200     MISSISSIPPI CHEMICAL CORP ..................           1
  2,970     MYERS INDUSTRIES, INC ......................          32
    200     NCH CORP ...................................           7
    275   * OCTEL CORP .................................           2
  3,900     OLIN CORP ..................................          64
  4,100     OMNOVA SOLUTIONS, INC ......................          26
 16,400   * PACTIV CORP ................................         129
 16,600   * PERRIGO CO .................................         105
101,508     PHARMACIA CORP .............................       5,247
 15,100     PRAXAIR, INC ...............................         565
105,000     PROCTER & GAMBLE CO ........................       6,011
  1,500   * REVLON, INC (CLASS A) ......................           9
  4,500     ROHM & HAAS CO .............................         155
  3,500     SCHULMAN (A.), INC .........................          42
  2,000   * SCOTTS CO (CLASS A) ........................          73
  4,372   * SEALED AIR CORP ............................         229
  8,560     SOLUTIA, INC ...............................         118
  2,200     SPARTECH CORP ..............................          59
  1,000     STEPAN CO ..................................          23
  1,200   * THERMOLASE CORP ............................           3
    800     TREDEGAR CORP ..............................          15
  6,200     TUPPERWARE CORP ............................         136
  1,000   * U.S. PLASTIC LUMBER CORP ...................           4
    600   * U.S.A. DETERGENTS, INC .....................           2
  7,800     UNION CARBIDE CORP .........................         386
    800     VALHI, INC .................................           8
  1,400     WELLMAN, INC ...............................          23
                                                           ---------
                                                              28,233
                                                           ---------
STEEL AND OTHER METALS--0.55%
 74,880     ALCOA, INC .................................       2,172
  7,804     ALLEGHENY TECHNOLOGIES, INC ................         140
    300   * ALLTRISTA CORP .............................           6
    500   * ALPINE GROUP, INC ..........................           3
  3,502     ARCH COAL, INC .............................          27
  1,332     BALL CORP ..................................          43
 23,100   * BATTLE MOUNTAIN GOLD CO ....................          51
  3,400     BELDEN, INC ................................          87
  9,300   * BETHLEHEM STEEL CORP .......................          33
  1,800     BUTLER MANUFACTURING CO ....................          31
  1,650   * CABLE DESIGN TECHNOLOGIES CO ...............          55
  2,700     CARPENTER TECHNOLOGY CORP ..................          57
    800     CASTLE (A.M.) & CO .........................           7


                       See notes to financial statements.



SHARES                                                       VALUE(000)
------                                                       ----------
 STEEL AND OTHER METALS--(CONTINUED)
  2,400   * CHART INDUSTRIES, INC ......................   $      12
  1,500     CLEVELAND CLIFFS, INC ......................          39
  5,400     COMMERCIAL METALS CO .......................         149
    300     COMMONWEALTH INDUSTRIES, INC ...............           2
  5,900     CRANE CO ...................................         143
  4,700     CROWN CORK & SEAL CO, INC ..................          71
  6,300     ENGELHARD CORP .............................         107
 11,363   * FREEPORT-MCMORAN INC (CLASS B) .............         105
  2,100     GENERAL CABLE CORP .........................          17
  1,000     GIBRALTAR STEEL CORP .......................          14
  4,000     HARSCO CORP ................................         102
  7,500     HOMESTAKE MINING CO ........................          52
  2,100     IMCO RECYCLING, INC ........................          11
  1,500     INTERMET CORP ..............................          10
  2,500   * LONE STAR TECHNOLOGIES, INC ................         116
 10,800     LTV CORP ...................................          31
  2,200     MARK IV INDUSTRIES, INC ....................          46
    200     MATTHEWS INTERNATIONAL CORP (CLASS A) ......           6
  1,300   * MAVERICK TUBE CORP .........................          38
    600   * MAXXAM, INC ................................          11
  1,900     METALS U.S.A., INC .........................           9
  4,100   * MUELLER INDUSTRIES, INC ....................         115
    600   * NCI BUILDING SYSTEMS, INC ..................          12
 15,400     NEWMONT MINING CORP ........................         333
    300   * NORTEK, INC ................................           6
  4,300     NUCOR CORP .................................         143
  1,100     OREGON STEEL MILLS, INC ....................           2
 11,300     PARKER-HANNIFIN CORP .......................         387
  8,541     PHELPS DODGE CORP ..........................         318
     40     PLACER DOME, INC (U.S.) ....................           0
  1,800     PRECISION CAST PARTS CORP ..................          81
  1,000     PRIMEX TECHNOLOGIES, INC ...................          22
  2,700     QUANEX CORP ................................          40
  1,650     RELIANCE STEEL & ALUMINUM CO ...............          32
    300   * RTI INTERNATIONAL METALS ...................           3
  1,061     RYERSON TULL, INC ..........................          11
  1,300   * SPS TECHNOLOGIES, INC ......................          53
    800   * STEEL DYNAMICS, INC ........................           7
  2,000   * STILLWATER MINING CO .......................          56
    824     SUPERIOR TELECOM, INC ......................           8
  2,600     TEXAS INDUSTRIES, INC ......................          75
    200     TITAN INTERNATIONAL, INC ...................           1
  4,400   * TOWER AUTOMOTIVE, INC ......................          55
 11,700     USX-US STEEL GROUP, INC ....................         217
 10,600     WORTHINGTON INDUSTRIES, INC ................         111
                                                              -------
                                                               5,891
                                                              -------
 PAPER AND FOREST PRODUCTS--0.77%
  5,000  b* AMERICAN PAD & PAPER CO ....................           0
  5,900     AVERY DENNISON CORP ........................         396
  2,400     BEMIS, INC .................................          81
    400     BOISE CASCADE CORP .........................          10
  6,100     BOWATER, INC ...............................         269
  4,100   * BUCKEYE TECHNOLOGIES, INC ..................          90
  1,400     CARAUSTAR INDUSTRIES, INC ..................          21
  4,200   * CHAMPION ENTERPRISES, INC ..................          20
  3,100     CHESAPEAKE CORP ............................          92
  8,407     CLAYTON HOMES, INC .........................          67
  2,900     CONSOLIDATED PAPERS, INC ...................         106
     60   * CROWN VANTAGE, INC .........................           0
  1,600   * DAISYTEK INTERNATIONAL CORP ................          15
  1,242     DELTIC TIMBER CORP .........................          27
  4,300   * EARTHSHELL CORP ............................          13
 17,825     FORT JAMES CORP ............................         412
 10,000     GEORGIA-PACIFIC CORP (PACKING GROUP) .......         263
  3,400     GEORGIA-PACIFIC CORP (TIMBER GROUP) ........          74
  4,300     GLATFELTER (P.H.) CO .......................          44
  1,300   * GRAPHIC PACKAGING INTERNATIONAL CORP .......           3
    300     GREIF BROTHERS CORP (CLASS A) ..............           9
 40,319     INTERNATIONAL PAPER CO .....................       1,202
  3,200   * IVEX PACKAGING CORP ........................          36
 41,162     KIMBERLY-CLARK CORP ........................       2,362
  2,800     LONGVIEW FIBRE CO ..........................          31
  4,000   * MAIL-WELL, INC .............................          35

SHARES                                                       VALUE(000)
------                                                       ----------
  5,100     MEAD CORP ..................................   $     129
    350   * PALM HARBOR HOMES, INC .....................           5
  1,900   * PLAYTEX PRODUCTS, INC ......................          21
    989     POTLATCH CORP ..............................          33
  1,100     RAYONIER, INC ..............................          39
    300     REPUBLIC GROUP, INC ........................           3
    600     ROCK-TENN CO (CLASS A) .....................           5
  3,778   * SCHOOL SPECIALTY, INC ......................          70
    340     SCHWEITZER-MAUDUIT INTERNATIONAL, INC ......           4
  7,153   * SMURFIT-STONE CONTAINER CORP ...............          92
 10,631     SONOCO PRODUCTS CO .........................         219
  4,800     ST. JOE CO .................................         144
  5,700     TEMPLE-INLAND, INC .........................         239
  3,400   * UNITED STATIONERS, INC .....................         110
  2,500     UNIVERSAL FOREST PRODUCTS, INC .............          34
  6,900     WAUSAU-MOSINEE PAPER CORP ..................          59
 10,300     WESTVACO CORP ..............................         256
 20,000     WEYERHAEUSER CO ............................         860
 10,700     WILLAMETTE INDUSTRIES, INC .................         292
                                                              -------
                                                               8,292
                                                              -------
            TOTAL BASIC INDUSTRIES .....................      42,416
                                                              -------
BUSINESS SERVICES--1.09%
 ADVERTISING AND OTHER SERVICES--1.09%
  3,000   * 24/7 MEDIA, INC ............................          47
  2,200     AARON RENTS, INC ...........................          28
    200   * ADMINSTAFF, INC ............................          13
  2,400   * ADVO, INC ..................................         101
    700   * AHL SERVICES, INC ..........................           4
     36   * AKAMAI TECHNOLOGIES, INC ...................           4
  2,600   * ANSWERTHINK, INC ...........................          43
  5,900   * APOLLO GROUP, INC (CLASS A) ................         165
  4,400     BLOCK (H&R), INC ...........................         142
  1,700   * BRIGHT HORIZONS FAMILY SOLUTIONS, INC ......          36
  1,000   * BURNS INTERNATIONAL SERVICES CORP ..........          13
    100   * CAREER EDUCATION CORP ......................           5
  1,200   * CARRIAGE SERVICES, INC (CLASS A) ...........           4
  1,100   * CATALINA MARKETING CORP ....................         112
  4,200   * CATALYTICA, INC ............................          46
  1,500   * CDI CORP ...................................          31
  4,900   * CELGENE CORP ...............................         288
 55,647   * CENDANT CORP ...............................         779
  5,500   * CENTURY BUSINESS SERVICES, INC .............          11
    700   * CHARLES RIVER ASSOCIATES, INC ..............          12
  2,700   * CHECKFREE HOLDINGS CORP ....................         139
  6,750     CINTAS CORP ................................         248
  1,300   * CIRCLE.COM .................................           5
 16,665   * CMGI, INC ..................................         763
  1,000   * COINSTAR, INC ..............................          10
  5,500   * COVANCE, INC ...............................          48
    600     CPI CORP ...................................          13
  1,900   * CRITICAL PATH, INC .........................         111
  1,650   * CTC COMMUNICATIONS GROUP, INC ..............          59
  5,800   * DEVRY, INC .................................         153
  1,000   * DIAMOND TECHNOLOGY PARTNERS, INC (CLASS A) .          88
  7,100   * DOUBLECLICK, INC ...........................         271
 13,300     DUN & BRADSTREET CORP ......................         381
  4,600   * EBAY, INC ..................................         250
    800   * EDGEWATER TECHOLOGY, INC ...................           5
  3,000   * EDUCATION MANAGEMENT CORP ..................          54
     90   * EMERGE INTERACTIVE, INC ....................           2
  5,500   * EMPLOYEE SOLUTIONS, INC ....................           2
    900   * ENTREMED, INC ..............................          27
  1,800   * F.Y.I., INC ................................          61
  1,700     FAIR ISSAC & CO, INC .......................          75
  2,700   * FIRST CONSULTING GROUP, INC ................          15
    700     G & K SERVICES, INC (CLASS A) ..............          18
  4,603     GARTNER GROUP, INC (CLASS A) ...............          55
  2,400   * GETTY IMAGES, INC ..........................          89
  2,300   * HEARME.COM .................................          10
    100   * HEIDRICK & STRUGGLES INTERNATIONAL, INC ....           6
  2,000   * INCTYE GENOMICS ............................         164
    450   * INSPIRE INSURANCE SOLUTIONS, INC ...........           1
  2,500   * INTERIM SERVICES, INC ......................          44


                       See notes to financial statements.



SHARES                                                       VALUE(000)
------                                                       ----------
 ADVERTISING AND OTHER SERVICES--(CONTINUED)
     80   * INTERNET CAPITAL GROUP, INC ................   $       3
    800     INTERPOOL, INC .............................           8
 23,269     INTERPUBLIC GROUP OF COS, INC ..............       1,001
    400   * IT GROUP, INC ..............................           2
  1,600   * ITT EDUCATIONAL SERVICES, INC ..............          28
    300   * JACOBS ENGINEERING GROUP, INC ..............          10
     64   * KANA COMMUNICATIONS, INC ...................           4
  2,900     KELLY SERVICES, INC (CLASS A) ..............          67
  2,400   * KFORCE.COM, INC ............................          17
  1,600   * KORN FERRY INTERNATIONAL ...................          51
  3,750   * LABOR READY, INC ...........................          25
  4,050   * LAMAR ADVERTISING CO (CLASS A) .............         175
    500   * LASON, INC .................................           1
    800   * LEARNING TREE INTERNATIONAL, INC ...........          49
  6,500     MANPOWER, INC ..............................         208
  8,195   * MARCHFIRST, INC ............................         150
  1,300   * MARKETING SERVICES GROUP ...................           6
  1,400   * MAXIMUS, INC ...............................          31
    700     MCGRATH RENTCORP ...........................          12
    500   * MEDIA METRIX, INC ..........................          13
  1,300   * MEMBERWORKS, INC ...........................          44
  4,600   * MESSAGEMEDIA, INC ..........................          16
  1,000   * MODEM MEDIA, INC ...........................          12
  7,283   * MODIS PROFESSIONAL SERVICES, INC ...........          56
  2,500   * NAVIGANT CONSULTING CO .....................          11
  3,400   * NBC INTERNET, INC ..........................          43
  2,100   * NEFF CORP ..................................           8
 17,000  b* NEUROMEDICAL SYSTEMS, INC ..................           2
  4,600   * NOVA CORP (GEORGIA) ........................         129
 15,100     OMNICOM GROUP, INC .........................       1,345
  1,400   * ON ASSIGNMENT, INC .........................          43
     95   * OPUS360 CORP ...............................           0
    600   * PEGASUS SOLUTIONS, INC .....................           7
  1,900   * PERSONNEL GROUP OF AMERICA, INC ............           6
    300   * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC ....           6
  5,181     PITTSTON BRINKS GROUP CO ...................          71
  2,100   * PREPAID LEGAL SERVICES, INC ................          63
    200   * PROBUSINESS SERVICES, INC ..................           5
  2,050   * PROFIT RECOVERY GROUP INTERNATIONAL, INC ...          34
    900   * PROVANT, INC ...............................           5
  7,897   * QUINTILES TRANSNATIONAL CORP ...............         112
  1,000   * REDBACK NETWORKS, INC ......................         178
  2,050     REGIS CORP .................................          26
  1,400   * RENAISSANCE WORLDWIDE, INC .................           2
  1,900   * RENT WAY, INC ..............................          55
  1,200   * RENT-A-CENTER, INC .........................          27
 10,800   * ROBERT HALF INTERNATIONAL, INC .............         308
  3,100     ROLLINS, INC ...............................          46
  4,600  b* SAFETY-KLEEN CORP ..........................           0
 17,400     SERVICE CORP INTERNATIONAL, INC ............          55
 25,100     SERVICEMASTER CO ...........................         286
 12,500   * SITEL CORP .................................          62
  5,000   * SNYDER COMMUNICATIONS, INC .................         119
  1,200     SOTHEBY'S HOLDINGS, INC (CLASS A) ..........          21
  2,700   * STAFF LEASING, INC .........................          10
    400  b* STONE & WEBSTER, INC .......................           0
  1,000   * SUPERIOR CONSULTANT HOLDINGS CORP ..........           5
  3,550   * SYLVAN LEARNING SYSTEMS, INC ...............          49
  1,300     TEJON RANCH CO .............................          29
  1,900   * TELETECH HOLDINGS, INC .....................          59
  3,193   * TETRA TECH, INC ............................          73
  2,600   * THEGLOBE.COM, INC ..........................           4
  6,000   * TMP WORLDWIDE, INC .........................         443
  3,800     TRUE NORTH COMMUNICATIONS, INC .............         167
  1,400     UNIFIRST CORP ..............................          11
  4,070   * UNITED RENTALS, INC ........................          70
  2,000   * URS CORP ...................................          31
     95   * US INTERACTIVE, INC ........................           1
  4,800   * VALASSIS COMMUNICATIONS, INC ...............         183
  3,500   * VALENCE TECHNOLOGY, INC ....................          65
  6,400   * VERTICALNET, INC ...........................         236
  2,000   * WACKENHUT CORP SERIES A ....................          26
    700   * WEST TELESERVICES CORP .....................          18
    500   * XCEED, INC .................................           5
SHARES                                                       VALUE(000)
------                                                       ----------
  2,000   * XTRA CORP ..................................   $      79
  1,100     YOUNG & RUBICAM, INC .......................          63
                                                           ---------
                                                              11,742
                                                           ---------
            TOTAL BUSINESS SERVICES ....................      11,742
                                                           ---------
CONSTRUCTION AND REAL ESTATE--2.13%
 BUILDING MATERIALS--1.82%
  7,000     AMCOL INTERNATIONAL CORP ...................         116
    300     APOGEE ENTERPRISES, INC ....................           1
  1,600     CENTEX CONSTRUCTION PRODUCTS, INC ..........          36
    400   * COMFORT SYSTEMS U.S.A., INC ................           2
    225   * COORSTEK, INC ..............................          10
 21,296     CORNING, INC ...............................       5,747
    500   * DEPARTMENT 56, INC .........................           6
    900   * DUPONT PHOTOMASKS, INC .....................          62
  2,750     ELCOR CORP .................................          63
    300   * EMCOR GROUP, INC ...........................           7
    496   * ENCOMPASS SERVICES CORP ....................           3
  1,950     FERRO CORP .................................          41
    800     FLORIDA ROCK INDUSTRIES, INC ...............          29
180,350     HOME DEPOT, INC ............................       9,006
  4,058     LAFARGE CORP ...............................          85
  2,700     LIBBEY, INC ................................          87
  3,700     LILLY INDUSTRIES, INC (CLASS A) ............         111
 29,300     LOWES COS, INC .............................       1,203
  4,700     MARTIN MARIETTA MATERIALS, INC .............         190
 40,600     MASCO CORP .................................         733
  5,600     OWENS CORNING CO ...........................          52
 12,000   * OWENS ILLINOIS, INC ........................         140
 15,900     PPG INDUSTRIES, INC ........................         705
  5,250   * QUANTA SERVICES, INC .......................         289
  8,831     RPM, INC ...................................          89
 15,300     SHERWIN-WILLIAMS CO ........................         324
  1,620     SOUTHDOWN, INC .............................          94
  1,000     USG CORP ...................................          30
  3,700     VALSPAR CORP ...............................         125
  4,900     VULCAN MATERIALS CO ........................         209
                                                           ---------
                                                              19,595
                                                           ---------
 CONSTRUCTION--0.24%
  6,000     CENTEX CORP ................................         141
    400   * CROSSMAN COMMUNITIES, INC ..................           7
  2,550   * DYCOM INDUSTRIES, INC ......................         117
  9,300     FLUOR CORP .................................         294
    500     FOSTER WHEELER CORP ........................           4
    450     GRANITE CONSTRUCTION, INC ..................          11
  2,100     HILLENBRAND INDUSTRIES, INC ................          66
  5,600     HON INDUSTRIES, INC ........................         132
  4,300     HORTON (D.R.), INC .........................          58
  3,600   * INSITUFORM TECHNOLOGIES, INC (CLASS A) .....          98
  2,300     KAUFMAN & BROAD HOME CORP ..................          46
  4,800     KIMBALL INTERNATIONAL, INC (CLASS B) .......          71
  6,300   * LEAR CORP ..................................         126
  1,900     LENNAR CORP ................................          38
  2,850   * MASTEC, INC ................................         109
  6,400     MILLER (HERMAN), INC .......................         166
 26,200     NEWELL RUBBERMAID, INC .....................         675
    700   * NVR, INC ...................................          40
  3,200     PULTE CORP .................................          69
  2,500     RYLAND GROUP, INC ..........................          55
  2,400     STANDARD-PACIFIC CORP ......................          24
  3,600     STEELCASE, INC .............................          61
  3,100   * TOLL BROTHERS, INC .........................          64
 12,550     U.S. INDUSTRIES, INC .......................         152
    200   * WEBB (DEL) CORP ............................           3
                                                           ---------
                                                               2,627
                                                           ---------
 REAL ESTATE--0.07%
  9,900     ARDEN REALTY GROUP, INC .............                233
    100   * AVATAR HOLDINGS, INC ................                  2
  2,466   * CASTLE & COOKE, INC .................                 48
  4,400   * CATELLUS DEVELOPMENT CORP ...........                 66
  2,300   * CB RICHARD ELLIS SERVICES GROUP, INC                  21
  2,200   * FAIRFIELD COMMUNITIES, INC ..........                 17
    900     FOREST CITY ENTERPRISES, INC (CLASS A)                30
  1,033   * INSIGNIA FINANCIAL GROUP, INC .......                 10

                              See notes to financial statements.

SHARES                                                       VALUE(000)
------                                                       ----------
 REAL ESTATE--(CONTINUED)
    400   * JONES LANG LA SALLE ......................     $       5
    300     LNR PROPERTY CORP ........................             6
  4,300   * PINNACLE HOLDINGS, INC ...................           232
  3,800     STEWART ENTERPRISES, INC (CLASS A) .......            13
  1,200   * TRAMMELL CROW CO .........................            13
                                                           ---------
                                                                 696
                                                           ---------
            TOTAL CONSTRUCTION AND REAL ESTATE .......        22,918
                                                           ---------
CONSUMER DURABLE--9.10%
 HOME APPLIANCES AND FURNISHINGS--8.54%
    900   * ACTEL CORP ...............................            41
  1,100   * ADVANCED ENERGY INDUSTRIES, INC ..........            65
 13,400   * ADVANCED MICRO DEVICES, INC ..............         1,035
  3,200   * ALLIANCE SEMICONDUCTOR CORP ..............            79
  2,600   * ALPHA INDUSTRIES, INC ....................           115
 14,100   * ALTERA CORP ..............................         1,437
 11,100   * AMERICAN POWER CONVERSION CORP ...........           453
  2,000   * AMERICAN SUPERCONDUCTOR CORP .............            97
  1,000   * AMERICAN XTAL TECHNOLOGY, INC ............            43
  8,400   * AMKOR TECHNOLOGY, INC ....................           297
  2,600   * AMPHENOL CORP (CLASS A) ..................           172
  2,400   * ANADIGICS, INC ...........................            82
 29,500   * ANALOG DEVICES, INC ......................         2,242
    800  b* APPLIED MAGNETICS CORP ...................             0
  9,000   * APPLIED MICRO CIRCUITS CORP ..............           889
  4,000   * ARTESYN TECHNOLOGIES, INC ................           111
 16,900   * ATMEL CORP ...............................           623
  6,400     AVX CORP .................................           147
  8,800   * BED BATH & BEYOND, INC ...................           319
    700   * BENCHMARK ELECTRONICS, INC ...............            26
  8,000     BMC INDUSTRIES, INC ......................            33
  3,200   * BOMBAY, INC ..............................             9
  8,400   * BROADCOM CORP (CLASS A) ..................         1,839
  3,325   * BURR BROWN CORP ..........................           288
    800     BUSH INDUSTRIES, INC (CLASS A) ...........            13
  1,100   * CATAPULT COMMUNICATIONS CORP .............            11
 13,498   * CONEXANT SYSTEMS, INC ....................           656
  1,900   * CREE, INC ................................           254
  2,500     CTS CORP .................................           113
  8,400   * CYPRESS SEMICONDUCTOR CORP ...............           355
  3,200     DALLAS SEMICONDUCTOR CORP ................           130
    900   * EMCORE CORP ..............................           108
  3,300   * ESS TECHNOLOGY, INC ......................            48
  2,100   * E-TEK DYNAMICS, INC ......................           554
  3,400     ETHAN ALLEN INTERIORS, INC ...............            82
  1,800   * EXAR CORP ................................           157
  4,200   * FURNITURE BRANDS INTERNATIONAL, INC ......            64
  1,625   * GENERAL SEMICONDUCTOR, INC ...............            24
 86,378     GILLETTE CO ..............................         3,018
  1,935     HARMAN INTERNATIONAL INDUSTRIES, INC .....           118
  2,800     HAVERTY FURNITURE COS, INC ...............            24
  5,100     HEILIG MEYERS CO .........................             6
  2,300     HELIX TECHNOLOGY CORP ....................            90
    600   * HI/FN, INC ...............................            27
  1,100   * HUTCHINSON TECHNOLOGY, INC ...............            16
    700     INNOVEX, INC .............................             7
  6,600   * INTEGRATED DEVICE TECHNOLOGY, INC ........           395
264,698     INTEL CORP ...............................        35,387
  1,600   * INTERNATIONAL RECTIFIER CORP .............            90
  7,900   * JABIL CIRCUIT, INC .......................           392
 47,338   * JDS UNIPHASE CORP ........................         5,675
  9,600   * KEMET CORP ...............................           241
  1,900   * KOPIN CORP ...............................           132
  2,800   * LASERSIGHT, INC ..........................            11
  4,200   * LATTICE SEMICONDUCTOR CORP ...............           290
  2,700     LA-Z-BOY, INC ............................            38
 10,100     LEGGETT & PLATT, INC .....................           167
 22,200     LINEAR TECHNOLOGY CO .....................         1,419
  3,600   * LINENS' N THINGS, INC ....................            98
 23,300   * LSI LOGIC CORP ...........................         1,261
 21,300   * MAXIM INTEGRATED PRODUCTS, INC ...........         1,447
  8,600     MAYTAG CO ................................           317
  3,900   * MEMC ELECTRONIC MATERIALS, INC ...........            70
    700     METHODE ELECTRONICS, INC (CLASS A) .......            27
  3,600   * MICREL, INC ..............................           156

SHARES                                                       VALUE(000)
------                                                       ----------
  7,537   * MICROCHIP TECHNOLOGY, INC ................     $     439
 34,200   * MICRON TECHNOLOGY, INC ...................         3,012
    582   * MIPS TECHNOLOGIES, INC (CLASS B) .........            22
  2,800   * MMC NETWORKS, INC ........................           150
  7,671     MOLEX, INC ...............................           369
  3,400   * MRV COMMUNICATIONS, INC ..................           229
 14,900   * NATIONAL SEMICONDUCTOR CORP ..............           846
  3,700   * NEOMAGIC CORP ............................            11
  3,600   * NVIDIA CORP ..............................           229
  1,100     PARK ELECTROCHEMICAL CORP ................            40
    500   * PARKERVISION, INC ........................            25
  1,300   * PHOTRONICS, INC ..........................            37
  8,000     PIER1 IMPORTS, INC .......................            78
  1,700   * PLEXUS CORP ..............................           192
    800   * PLX TECHNOLOGY, INC ......................            33
 11,200   * PMC-SIERRA, INC ..........................         1,990
  1,400   * POWER INTEGRATIONS, INC ..................            33
  1,250   * POWER-ONE, INC ...........................           142
  5,400   * QLOGIC CORP ..............................           357
  5,600   * RAMBUS, INC ..............................           577
 11,900   * READ RITE CORP ...........................            26
  1,100   * REMEC, INC ...............................            46
  3,800   * RF MICRO DEVICES, INC ....................           333
  3,200   * S3, INC ..................................            47
    750   * SALTON, INC ..............................            28
 10,800   * SANMINA CORP .............................           923
  2,200   * SAWTEK, INC ..............................           127
 11,200   * SCI SYSTEMS, INC .........................           439
  5,200   * SDL, INC .................................         1,483
  2,800   * SEMTECH CORP .............................           214
    900   * SILICONIX, INC ...........................            61
    600   * SIMPSON MANUFACTURING CO, INC ............            29
  1,000   * SIPEX CORP ...............................            28
  5,600     SNAP-ON, INC .............................           149
 38,536   * SOLECTRON CORP ...........................         1,614
  3,900     STANLEY WORKS CO .........................            93
 10,200   * SUNBEAM CORP .............................            35
  1,600     TECHNITROL, INC ..........................           155
128,016     TEXAS INSTRUMENTS, INC ...................         8,793
  3,400   * TITAN CORP ...............................           152
  3,200   * TRANSWITCH CORP ..........................           247
  2,400   * TRIQUINT SEMICONDUCTOR, INC ..............           230
  2,400   * VARIAN SEMICONDUCTOR EQUIPMENT
              ASSOCIATES,INC .........................           151
 10,800   * VISHAY INTERTECHNOLOGY, INC ..............           410
 12,100   * VITESSE SEMICONDUCTOR CORP ...............           890
  7,600     WHIRLPOOL CORP ...........................           354
  5,400   * WILLIAMS-SONOMA, INC .....................           175
 21,200   * XILINX, INC ..............................         1,750
  2,400   * ZOMAX, INC ...............................            32
                                                           ---------
                                                              91,755
                                                           ---------
 TEXTILE APPAREL AND ACCESSORIES--0.56%
  3,040   * ALBANY INTERNATIONAL CORP (CLASS A) NEW ..            44
  2,200   * AMERICAN EAGLE OUTFITTERS, INC ...........            31
  1,000   * ANN TAYLOR STORES CORP ...................            33
  2,800     BROWN SHOE CO, INC .......................            36
    500   * BUCKLE, INC ..............................             6
    620     BURLINGTON COAT FACTORY WAREHOUSE CORP ...             7
    500   * BURLINGTON INDUSTRIES, INC ...............             1
  2,800     CATO CORP (CLASS A) ......................            33
  7,400   * CHARMING SHOPPES, INC ....................            38
    700   * CHICO'S FAS, INC .........................            14
  2,100   * CHILDREN'S PLACE RETAIL STORES, INC ......            43
  2,000     CLAIRE'S STORES, INC .....................            39
  2,400   * COLLINS & AIKMAN CORP ....................            12
    300   * COLUMBIA SPORTSWEAR CO ...................             8
  1,700   * DAN RIVER, INC (CLASS A) .................             8
  2,500   * FINISH LINE, INC (CLASS A) ...............            20
  2,200   * FOOTSTAR, INC ............................            73
  2,100   * FOSSIL, INC ..............................            41
 48,012     GAP, INC .................................         1,500
 20,000   * GENESCO, INC .............................           321
  1,300   * GLOBAL SPORTS, INC .......................             8
    400   * GOODYS FAMILY CLOTHING, INC ..............             2


                       See notes to financial statements.
10

SHARES                                                       VALUE(000)
------                                                       ----------

 TEXTILE APPAREL AND ACCESSORIES--(CONTINUED)
    500   * GYMBOREE CORP ............................     $       2
  3,400     INTERFACE, INC (CLASS A) .................            13
  5,200     INTIMATE BRANDS, INC (CLASS A) ...........           103
  6,202   * JONES APPAREL GROUP, INC .................           146
     50  b* JUST FOR FEET, INC .......................             0
    300     KELLWOOD CO ..............................             6
    300   * KENNETH COLE PRODUCTIONS, INC ............            12
    200     K-SWISS, INC (CLASS A) ...................             3
 30,102     LIMITED, INC .............................           651
  6,500     LIZ CLAIBORNE, INC .......................           229
  1,050   * MEN'S WEARHOUSE, INC .....................            23
  4,200   * MOHAWK INDUSTRIES, INC ...................            91
  1,500     MOVADO GROUP, INC ........................            18
  1,600   * NAUTICA ENTERPRISES, INC .................            17
  4,200     NIKE, INC (CLASS B) ......................           167
 10,000     NORDSTROM, INC ...........................           241
  2,400     ONEIDA LTD ...............................            43
  1,400     OSHKOSH B'GOSH, INC (CLASS A) ............            23
    400     OXFORD INDUSTRIES, INC ...................             7
     50   * PACIFIC SUNWEAR CALIFORNIA, INC ..........             1
  2,846   * PAYLESS SHOESOURCE, INC ..................           146
  4,100   * POLO RALPH LAUREN CORP ...................            58
  3,800     POLYMER GROUP, INC .......................            35
  2,800   * QUIKSILVER, INC ..........................            44
  2,700   * REEBOK INTERNATIONAL LTD .................            43
 11,900     ROSS STORES, INC .........................           203
  3,000     RUSSELL CORP .............................            60
    679   * SAMSONITE CORP ...........................             3
  9,120     SHAW INDUSTRIES, INC .....................           114
    200   * SHOE CARNIVAL, INC .......................             1
  1,700     SPRING INDUSTRIES, INC ...................            54
    700   * STEIN MART, INC ..........................             7
  5,400     STRIDE RITE CORP .........................            33
  1,800     TALBOTS, INC .............................            99
  2,100   * TIMBERLAND CO ............................           149
 29,300     TJX COS, INC .............................           549
  1,207   * TOO, INC .................................            31
  2,200   * UNIFI, INC ...............................            27
    300   * URBAN OUTFITTERS, INC ....................             3
  5,700     V.F. CORP ................................           136
  5,500     WARNACO GROUP, INC (CLASS A) .............            43
  4,100     WESTPOINT STEVENS, INC ...................            46
  1,100   * WET SEAL, INC (CLASS A) ..................            14
    125     WOLVERINE WORLD WIDE, INC ................             1
                                                           ---------
                                                               6,013
                                                           ---------
            TOTAL CONSUMER DURABLE                            97,768
                                                           ---------
ENERGY--4.58%
 OIL, GAS AND OTHER ENERGY SERVICES--4.58%
  7,900     AMERADA HESS CORP ........................           488
  9,300     ANADARKO PETROLEUM CORP ..................           459
  9,700     APACHE CORP ..............................           570
  3,800     ASHLAND, INC .............................           133
  1,400   * ATWOOD OCEANICS, INC .....................            62
  2,100   * BARNETT RESOURCES CORP ...................            64
  1,100   * BASIN EXPLORATION, INC ...................            20
  1,200   * BELCO OIL & GAS CORP .....................            10
  6,800   * BJ SERVICES CO ...........................           425
  4,200   * BROWN (TOM), INC .........................            97
 13,749     BURLINGTON RESOURCES, INC ................           526
    700     CABOT OIL & GAS CORP (CLASS A) ...........            15
    700   * CAL DIVE INTERNATIONAL, INC ..............            38
 12,800   * CHESAPEAKE ENERGY CORP ...................            99
 52,900     CHEVRON CORP .............................         4,487
 53,152     CONOCO, INC (CLASS B) ....................         1,306
  1,100   * CONTOUR ENERGY CO ........................             2
  5,425     CROSS TIMBERS OIL CO .....................           120
  3,347     DEVON ENERGY CORP (NEW) ..................           188
  2,100     DIAMOND OFFSHORE DRILLING, INC ...........            74
    231  b* EAGLE GEOPHYSICAL, INC ...................             0
  7,149   * EEX CORP .................................            42
 54,422     ENRON CORP ...............................         3,510
 14,200     ENSCO INTERNATIONAL, INC .................           509
  8,800     EOG RESOURCES, INC .......................           295
SHARES                                                       VALUE(000)
------                                                       ----------
273,757     EXXON MOBIL CORP .........................     $  21,490
  1,400   * FORCENERGY GAS EXPLORATION, INC ..........             1
  4,900   * FOREST OIL CORP ..........................            78
  2,866   * FRIEDE GOLDMAN HALTER, INC ...............            26
  4,800   * GLOBAL INDUSTRIES LTD ....................            91
 12,400   * GLOBAL MARINE, INC .......................           350
 18,700   * GREY WOLF, INC ...........................            94
 32,132     HALLIBURTON CO ...........................         1,516
  3,000   * HANOVER COMPRESSOR CO ....................           114
 14,000   * HARKEN ENERGY CORP .......................             9
  2,300     HELMERICH & PAYNE, INC ...................            86
    500   * HOUSTON EXPLORATION CO ...................            13
  2,100   * HS RESOURCES, INC ........................            63
  1,900  b* KCS ENERGY, INC ..........................             3
  5,647     KERR-MCGEE CORP ..........................           333
  8,800   * KEY ENERGY SERVICES, INC .................            85
  2,500   * LOUIS DREYFUS NATURAL GAS CORP ...........            78
  8,800   * MARINE DRILLING CO, INC ..................           246
  1,263   * MCMORAN EXPLORATION CO ...................            21
  1,700   * MERIDIAN RESOURCE CORP ...................            10
    900     MITCHELL ENERGY & DEVELOPMENT
              CORP (CLASS A) .........................            29
  5,200     MURPHY OIL CORP ..........................           309
  7,200   * NABORS INDUSTRIES, INC ...................           299
  2,200   * NEWFIELD EXPLORATION CO ..................            86
  7,200     NOBLE AFFILIATES, INC ....................           268
 10,100   * NOBLE DRILLING CORP ......................           416
  2,800   * NUEVO ENERGY CO ..........................            53
 34,700     OCCIDENTAL PETROLEUM CORP ................           731
 19,800   * OCEAN ENERGY, INC (NEW) ..................           281
  2,100   * OCEANEERING INTERNATIONAL, INC ...........            40
 11,800   * PARKER DRILLING CO .......................            73
  3,700   * PATTERSON ENERGY, INC ....................           105
  3,940     PENNZOIL-QUAKER STATE CO .................            48
 19,200     PHILLIPS PETROLEUM CO ....................           973
 12,000   * PIONEER NATURAL RESOURCES CO .............           153
  1,200   * PLAINS RESOURCES, INC ....................            19
  2,100     POGO PRODUCING CO ........................            46
  4,200   * PRIDE INTERNATIONAL, INC .................           104
 13,400   * R & B FALCON CORP ........................           316
 10,200   * ROWAN COS, INC ...........................           310
    700     RPC, INC .................................             7
 12,000   * SANTA FE SNYDER CORP .....................           137
     16     SCHLUMBERGER LTD .........................             1
  2,600   * SEITEL, INC ..............................            21
  1,200     ST. MARY LAND & EXPLORATION CO ...........            50
  1,500   * STONE ENERGY CORP ........................            90
 11,000     SUNOCO, INC ..............................           324
  4,700   * SYNTROLEUM CORP ..........................            80
    600   * TESORO PETROLEUM CORP ....................             6
 43,716     TEXACO, INC ..............................         2,328
 13,048     TOSCO CORP ...............................           369
    486   * TOTAL FINA WTS 08/05/03 ..................            17
     13   * TRANSTEXAS GAS CORP (CLASS A) ............             0
  7,226     ULTRAMAR DIAMOND SHAMROCK CORP ...........           179
 15,414     UNION PACIFIC RESOURCES GROUP, INC .......           339
 21,859     UNOCAL CORP ..............................           724
 28,600     USX-MARATHON GROUP, INC ..................           717
    900   * UTI ENERGY CORP ..........................            36
  7,600     VALERO ENERGY CORP .......................           241
  9,485   * VARCO INTERNATIONAL, INC (NEW) ...........           221
  2,500   * VERITAS DGC, INC .........................            65
  1,900     VINTAGE PETROLEUM, INC ...................            43
  1,100     WD-40 CO .................................            23
  7,330   * WEATHERFORD INTERNATIONAL, INC ...........           292

                                                           ---------
            TOTAL ENERGY .............................        49,215
                                                           ---------
FINANCE--13.95%
 BANKS, SAVINGS AND LOANS--6.54%
  4,700     AMCORE FINANCIAL, INC ....................            86
 25,253     AMSOUTH BANCORP ..........................           398
 10,054     ASSOCIATED BANC-CORP .....................           219
  4,645     ASTORIA FINANCIAL CORP ...................           120
    600     BANCFIRST CORP ...........................            19

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              11


SHARES                                                       VALUE(000)
------                                                       ----------
 BANKS, SAVINGS AND LOANS--(CONTINUED)
    900     BANCFIRST OHIO CORP ........................   $      15
  7,500     BANCORPSOUTH, INC ..........................         105
  8,400     BANCWEST CORP ..............................         138
133,895     BANK OF AMERICA CORP .......................       5,757
 56,500     BANK OF NEW YORK CO, INC ...................       2,627
 86,533     BANK ONE CORP ..............................       2,299
  2,800     BANK UNITED CORP (CLASS A) .................          99
    120     BANKATLANTIC BANCORP, INC (CLASS A) ........           0
    800     BANKATLANTIC BANCORP, INC (CLASS B) ........           5
 11,278     BANKNORTH GROUP, INC .......................         173
  3,300     BAY VIEW CAPITAL CORP ......................          32
 29,022     BB&T CORP ..................................         693
  2,090     BRENTON BANKS, INC .........................          29
    900     BROOKLINE BANCORP, INC .....................          10
  1,000     BSB BANCORP, INC ...........................          20
  1,050     BT FINANCIAL CORP ..........................          18
    800     CATHAY BANCORP, INC ........................          37
  5,800     CCB FINANCIAL CORP .........................         215
    508   * CENTENNIAL BANCORP .........................           4
  1,100     CENTURA BANKS, INC .........................          37
 12,102     CHARTER ONE FINANCIAL, INC .................         278
 95,610     CHASE MANHATTAN CORP .......................       4,404
    525     CHEMICAL FINANCIAL CORP ....................          14
  2,400     CHITTENDEN CORP ............................          59
268,294     CITIGROUP, INC .............................      16,165
  2,521     CITIZENS BANKING CORP (MICHIGAN) ...........          41
     88     CITY HOLDINGS CO ...........................           1
  5,200     CITY NATIONAL CORP .........................         181
  6,000     COLONIAL BANCGROUP, INC ....................          54
 15,000     COMERICA, INC ..............................         673
    503     COMMERCE BANCORP, INC ......................          23
  6,339     COMMERCE BANCSHARES, INC ...................         189
  2,850     COMMERCIAL FEDERAL CORP ....................          44
  6,800     COMMUNITY FIRST BANKSHARES, INC ............         111
  1,694     COMMUNITY TRUST BANCORP, INC ...............          30
  8,550     COMPASS BANCSHARES, INC ....................         146
    400     CORUS BANKSHARES, INC ......................          11
  7,500     CULLEN FROST BANKERS, INC ..................         197
 10,200     DIME BANCORP, INC ..........................         161
  2,000     DIME COMMUNITY BANCORP, INC ................          33
    330     DOWNEY FINANCIAL CORP ......................          10
    600     FARMERS CAPITAL BANK CORP ..................          18
 17,514     FIFTH THIRD BANCORP ........................       1,108
    300     FIRST BANCORP (PUERTO RICO) ................           6
    100     FIRST CITIZENS BANCSHARES, INC (CLASS A) ...           6
    111     FIRST FINANCIAL BANCORP ....................           2
  1,500     FIRST INDIANA CORP .........................          30
    100   * FIRST REPUBLIC BANK ........................           2
 18,400     FIRST SECURITY CORP ........................         250
    400     FIRST SENTINEL BANCORP, INC ................           3
  8,200     FIRST TENNESSEE NATIONAL CORP ..............         136
 81,737     FIRST UNION CORP ...........................       2,028
  3,300     FIRST VIRGINIA BANKS, INC ..................         115
  1,500     FIRST WASHINGTON BANCORP, INC ..............          21
  1,200   * FIRSTFED FINANCIAL CORP ....................          17
  3,300     FIRSTMERIT CORP ............................          71
 68,489     FLEETBOSTON FINANCIAL CORP .................       2,329
  1,600     FRONTIER FINANCIAL CORP ....................          29
  9,553     FULTON FINANCIAL CORP ......................         169
    800     GBC BANCORP ................................          23
    200     GOLD BANC CORP, INC ........................           1
 10,500   * GOLDEN STATE BANCORP, INC ..................         189
  3,400   * GOLDEN STATE BANCORP, INC WTS 01/01/01 .....           4
 10,000     GOLDEN WEST FINANCIAL CORP .................         408
    300     GREATER BAY BANCORP ........................          14
  7,300     GREENPOINT FINANCIAL CORP ..................         137
  1,200   * HAMILTON BANCORP, INC ......................          21
  1,000     HANCOCK HOLDINGS CO ........................          34
  1,200     HARRIS FINANCIAL, INC ......................           7
 14,358     HIBERNIA CORP (CLASS A) ....................         156
  6,594     HUDSON UNITED BANCORP ......................         148
 16,123     HUNTINGTON BANCSHARES, INC .................         255
  4,687   * IMPERIAL BANCORP ...........................          73
  8,900     INDEPENDENCE COMMUNITY BANK CORP ...........         118
SHARES                                                       VALUE(000)
------                                                       ----------
  1,845     INDEPENDENT BANK CORP ......................   $      21
    250     INTERNATIONAL BANCSHARES CORP ..............           8
    250     INTERWEST BANCORP, INC .....................           4
    500     IRWIN FINANCIAL CORP .......................           7
 39,460     KEYCORP ....................................         695
  1,250     KEYSTONE FINANCIAL, INC ....................          27
  1,000   * LOCAL FINANCIAL CORP .......................           8
    790     M & T BANK CORP ............................         356
     75     MAF BANCORP, INC ...........................           1
  7,759     MARSHALL & ILSLEY CORP .....................         322
 58,955     MBNA CORP ..................................       1,599
 34,600     MELLON FINANCIAL CORP ......................       1,261
  1,955     MERCANTILE BANKSHARES CORP .................          58
    600     MERCHANTS NEW YORK BANCORP, INC ............          10
  1,000     MIDWEST BANC HOLDINGS, INC .................          14
 14,400     MORGAN (J.P.) & CO, INC ....................       1,586
  2,200     NATIONAL BANCORP OF ALASKA, INC ............          79
 53,336     NATIONAL CITY CORP .........................         910
  3,000     NATIONAL COMMERCE BANCORP ..................          48
  9,048     NORTH FORK BANCORP, INC ....................         137
 16,600     NORTHERN TRUST CORP ........................       1,080
  2,100     OCEANFIRST FINANCIAL CORP ..................          39
  7,228     OLD KENT FINANCIAL CORP ....................         193
  2,353     OLD NATIONAL BANCORP .......................          69
    193     ONE VALLEY BANCORP, INC ....................           6
  1,100     PACIFIC CAPITAL BANCORP ....................          28
  9,400     PACIFIC CENTURY FINANCIAL CORP .............         137
    945     PARK NATIONAL CORP .........................          86
  2,700     PFF BANCORP, INC ...........................          49
 21,150     PNC FINANCIAL SERVICES GROUP, INC ..........         991
 15,398     POPULAR, INC ...............................         294
    420     PROVIDENT BANKSHARES CORP ..................           6
  3,500     PROVIDENT FINANCIAL GROUP ..................          83
 12,400     PROVIDIAN FINANCIAL CORP ...................       1,116
    350     QUEENS COUNTY BANCORP, INC .................           6
 15,459     REGIONS FINANCIAL CORP .....................         307
  5,722     REPUBLIC BANCORP, INC ......................          51
    900     REPUBLIC SECURITY FINANCIAL CORP ...........           5
    800     RICHMOND COUNTY FINANCIAL CORP .............          15
  1,500     RIGGS NATIONAL CORP ........................          19
  5,600     ROSLYN BANCORP, INC ........................          93
    100     S & T BANCORP, INC .........................           2
  3,700   * S1 CORP ....................................          86
    800     SANDY SPRING BANCORP, INC ..................          16
  1,900   * SILICON VALLEY BANCSHARES ..................          81
    100     SIMMONS FIRST NATIONAL CORP (CLASS A) ......           2
  9,452     SKY FINANCIAL GROUP, INC ...................         151
    300     SOUTH FINANCIAL GROUP, INC .................           4
 12,750     SOUTHTRUST CORP ............................         288
    300   * SOUTHWEST BANCORP OF TEXAS, INC ............           6
 10,260     SOVEREIGN BANCORP, INC .....................          72
 13,700     STATE STREET CORP ..........................       1,453
  4,100     STATEN ISLAND BANCORP, INC .................          72
    625     STERLING FINANCIAL CORP ....................          12
 17,067     SUMMIT BANCORP .............................         420
 27,162     SUNTRUST BANKS, INC ........................       1,241
  6,350     SUSQUEHANNA BANCSHARES, INC ................          90
 15,700     SYNOVUS FINANCIAL CORP .....................         277
 11,700     TCF FINANCIAL CORP .........................         301
  2,500     TEXAS REGIONAL BANCSHARES, INC (CLASS A) ...          63
  2,400     TRUST CO OF NEW JERSEY .....................          44
  7,600     TRUSTMARK CORP .............................         133
 55,136     U.S. BANCORP ...............................       1,061
  2,750     UMB FINANCIAL CORP .........................          90
 13,050     UNION PLANTERS CORP ........................         365
  5,673     UNIONBANCAL CORP ...........................         105
    200     UNITED BANKSHARES, INC .....................           4
  7,268     VALLEY NATIONAL BANCORP ....................         177
    900     W HOLDING CO, INC ..........................           7
 17,236     WACHOVIA CORP ..............................         935
  9,342     WASHINGTON FEDERAL, INC ....................         170
 47,822     WASHINGTON MUTUAL, INC .....................       1,381
    400     WASHINGTON TRUST BANCORP, INC ..............           6
  5,100     WEBSTER FINANCIAL CORP .....................         113
129,262     WELLS FARGO CO .............................       5,009


                       SEE NOTES TO FINANCIAL STATEMENTS.
12


SHARES                                                       VALUE(000)
------                                                       ----------
 BANKS, SAVINGS AND LOANS--(CONTINUED)
  2,640     WEST COAST BANCORP (OREGON) ................   $      26
  1,100     WESTAMERICA BANCORP ........................          29
  1,400     WHITNEY HOLDINGS CORP ......................          48
  4,100     ZIONS BANCORP ..............................         188
                                                           ---------
                                                              70,260
                                                           ---------
 CREDIT AND OTHER FINANCE--2.61%
  4,133   * ACNEILSEN CORP .............................          91
  3,425     ADVANTA CORP (CLASS A) .....................          42
  3,300     ALLIED CAPITAL CORP ........................          56
  3,900     AMB PROPERTY CORP ..........................          89
    500   * AMERCO .....................................          10
103,300     AMERICAN EXPRESS CO ........................       5,385
  5,200   * AMERICREDIT CORP ...........................          88
  1,800     AMLI RESIDENTIAL PROPERTIES TRUST ..........          42
  8,145     APARTMENT INVESTMENT & MANAGEMENT CO .......         352
 12,100     ARCHSTONE COMMUNITIES TRUST ................         255
  6,800   * ASSOCIATES FIRST CAPITAL RESIDUAL VALUE ....           0
 61,816     ASSOCIATES FIRST CAPITAL CORP ..............       1,379
  2,900     AVALONBAY COMMUNITIES, INC .................         121
  3,900     BEDFORD PROPERTY INVESTORS, INC ............          72
  8,700     BOSTON PROPERTIES, INC .....................         336
  3,400     BOYKIN LODGING CO ..........................          46
    631     BRADLEY REAL ESTATE, INC ...................          13
  3,600     BRANDYWINE REALTY TRUST ....................          69
  2,400     BURNHAM PACIFIC PROPERTIES, INC ............          17
  7,800     CAMDEN PROPERTY TRUST ......................         229
  3,400     CAPITAL AUTOMOTIVE REIT ....................          48
 15,200     CAPITAL ONE FINANCIAL CORP .................         678
  1,327     CAPSTEAD MORTGAGE CORP .....................          11
 12,400     CARRAMERICA REALTY CORP ....................         329
    700     CENTER TRUST, INC ..........................           4
  2,500     CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO ...          31
  1,800     CHATEAU PROPERTIES, INC ....................          51
  1,400     CHELSEA GCA REALTY, INC ....................          48
  2,030   * CHOICEPOINT, INC ...........................          90
 10,400     CIT GROUP, INC (CLASS A) ...................         169
  2,100  b* CITYSCAPE FINANCIAL CORP ...................           0
  1,300   * COAST FEDERAL LITIGATION CONTINGENT RTS ....           2
  4,200     COLONIAL PROPERTIES TRUST ..................         115
    617     COMMERCIAL NET LEASE REALTY, INC ...........           6
 15,843   * CONCORD EFS, INC ...........................         412
  1,900   * CONTIFINANCIAL CORP ........................           0
    800     CORNERSTONE REALTY INCOME TRUST, INC .......           8
  4,722     COUNTRYWIDE CREDIT INDUSTRIES, INC .........         143
  4,587     COUSINS PROPERTIES, INC ....................         177
  1,100   * CREDIT ACCEPTANCE CORP .....................           6
  7,100     CRESCENT REAL ESTATE EQUITIES CO ...........         146
    400   * CRESECENT OPERATING, INC ...................           1
  3,000     CROWN AMERICAN REALTY TRUST ................          16
    800     DEVELOPERS DIVERSIFIED REALTY CORP .........          12
    100     DORAL FINANCIAL CORP .......................           1
  5,935     DUKE-WEEKS REALTY CORP .....................         133
  2,900     EASTGROUP PROPERTIES, INC ..................          61
  2,900     ENTERTAINMENT PROPERTIES TRUST .............          40
 13,100     EQUIFAX, INC ...............................         344
  2,300     EQUITY INNS, INC ...........................          14
 29,543     EQUITY OFFICE PROPERTIES TRUST .............         814
 12,678     EQUITY RESIDENTIAL PROPERTIES TRUST CO .....         583
    600   * FEDERAL AGRICULTURE MORTGAGE CORP ..........           9
 85,700     FEDERAL NATIONAL MORTGAGE ASSOCIATION ......       4,472
  4,900     FEDERAL REALTY INVESTMENT TRUST ............          98
  8,600     FELCOR LODGING TRUST, INC ..................         159
  1,300   * FINANCIAL FEDERAL CORP .....................          23
  1,900   * FINET.COM, INC .............................           1
  4,716     FINOVA GROUP, INC ..........................          61
  6,100     FIRST INDUSTRIAL REALTY TRUST, INC .........         180
 76,429     FIRSTAR CORP ...............................       1,610
  4,500   * FIRSTPLUS FINANCIAL GROUP, INC .............           1
    942     FRANCHISE FINANCE CORP OF AMERICA ..........          22
 57,200     FREDDIE MAC ................................       2,317
  1,900     GENERAL GROWTH PROPERTIES, INC .............          60
    900     GLENBOROUGH REALTY TRUST, INC ..............          16
  2,300     GLIMCHER REALTY TRUST ......................          33
SHARES                                                       VALUE(000)
------                                                       ----------
  2,600     GREAT LAKES REIT, INC ......................   $      44
  1,600     HEALTH CARE PROPERTY INVESTORS, INC ........          44
    800     HEALTH CARE REIT, INC ......................          13
    500     HEALTHCARE REALTY TRUST, INC ...............           9
  2,219     HELLER FINANCIAL, INC ......................          45
  1,900     HIGHWOODS PROPERTIES, INC ..................          46
  1,200     HOSPITALITY PROPERTIES TRUST ...............          27
 35,145     HOUSEHOLD INTERNATIONAL, INC ...............       1,461
  4,500     HRPT PROPERTIES TRUST ......................          28
  1,000   * IMC MORTGAGE CO ............................           0
    500   * IMPERIAL CREDIT INDUSTRIES, INC ............           2
  6,212     INDYMAC BANCORP, INC .......................          84
  5,100     INNKEEPERS U.S.A. TRUST ....................          47
  1,800     IRT PROPERTY CO ............................          15
  5,478     ISTAR FINANCIAL, INC .......................         115
  4,100     JDN REALTY CORP ............................          42
  4,500     KILROY REALTY CORP .........................         117
  2,000     KIMCO REALTY CORP ..........................          82
  2,000     LASALLE HOTEL PROPERTIES ...................          29
  7,500     LEUCADIA NATIONAL CORP .....................         171
  1,400     LIBERTY PROPERTY TRUST CO ..................          36
  1,700     LTC PROPERTIES, INC ........................          10
  4,600     MACK-CALI REALTY CORP ......................         118
  5,099     MEDITRUST CORP PAIRED ......................          19
  3,800     MERISTAR HOSPITALITY CORP ..................          80
    285   * MERRY LAND PROPERTIES, INC .................           1
  5,307     METRIS COS, INC ............................         133
     19   * MFN FINANCIAL CORP .........................           0
     22   * MFN FINANCIAL CORP WTS SERIES A 03/23/02 ...           0
     22   * MFN FINANCIAL CORP WTS SERIES B 03/23/03 ...           0
     22   * MFN FINANCIAL CORP WTS SERIES C 03/23/04 ...           0
    200   * MID-AMERICA APARTMENT COMMUNITIES, INC .....           5
  5,200     NATIONAL HEALTH INVESTORS, INC .............          57
  1,100   * NATIONAL PROCESSING, INC ...................          14
  2,100     NATIONWIDE HEALTH PROPERTIES, INC ..........          29
  1,100   * NETBANK, INC ...............................          14
  1,796     NEW PLAN EXCEL REALTY TRUST ................          23
  2,600   * NEXTCARD, INC ..............................          22
  1,700   * OMEGA HEALTHCARE INVESTORS, INC ............           8
     25   * OMEGA WORLDWIDE, INC .......................           0
  2,700     PACIFIC GULF PROPERTIES, INC ...............          68
    800     PARKWAY PROPERTIES, INC ....................          24
  1,800     PENNSYLVANIA REAL ESTATE INVESTMENT TRUST ..          31
  1,671     POST PROPERTIES, INC .......................          74
  6,800     PRENTISS PROPERTIES TRUST ..................         163
    700     PRIME GROUP REALTY TRUST ...................          11
  6,800     PRISON REALTY TRUST, INC ...................          21
  1,810     PROLOGIS TRUST .............................          39
  6,100     PUBLIC STORAGE, INC ........................         143
  2,300     REALTY INCOME CORP .........................          54
  5,200     RECKSON ASSOCIATES REALTY CORP .............         124
    739     REDWOOD TRUST, INC .........................          10
    300     RESOURCE AMERICA, INC (CLASS A) ............           2
  5,100     RFS HOTEL INVESTORS, INC ...................          60
  2,100     ROUSE CO ...................................          52
    450     SENIOR HOUSING PROPERTIES TRUST ............           3
  4,000     SHURGARD STORAGE CENTERS, INC ..............          90
  1,000   * SIERRACITIES.COM, INC ......................           4
  9,200     SIMON PROPERTY GROUP, INC ..................         204
  9,450     SLM HOLDINGS CORP ..........................         354
  1,400     SOVRAN SELF STORAGE, INC ...................          30
  6,400     SPIEKER PROPERTIES, INC ....................         294
  2,700     STORAGE U.S.A., INC ........................          80
    639     SUMMIT PROPERTIES, INC .....................          13
    500     SUN COMMUNITIES, INC .......................          17
  1,300     TANGER FACTORY OUTLET CENTERS, INC .........          31
    200   * TELESCAN, INC ..............................           1
  4,212     THORNBURG MORTGAGE, INC ....................          30
  2,500     TOWN & COUNTRY TRUST .......................          43
  6,700   * UNICAPITAL CORP ............................           3
  2,200  b* UNITED COS FINANCIAL CORP ..................           0
 11,126     UNITED DOMINION REALTY TRUST, INC ..........         122
    841   * VENTAS, INC ................................           3
  8,600     VORNADO REALTY TRUST .......................         299
  6,000     WASHINGTON REAL ESTATE INVESTMENT TRUST ....         107


                       SEE NOTES TO FINANCIAL STATEMENTS.
                                                                              13



SHARES                                                       VALUE(000)
------                                                       ----------

 CREDIT AND OTHER FINANCE--(CONTINUED)
  3,400     WEINGARTEN REALTY INVESTORS, INC ...........   $     137
  1,550   * WELLSFORD REAL PROPERTIES, INC .............          23
    700     WESTERN PROPERTIES TRUST ...................           8
    900     WESTFIELD AMERICA, INC .....................          12
                                                           ---------
                                                              28,021
                                                           ---------
 INSURANCE--3.04%
    400     21ST CENTURY INSURANCE GROUP ...............           6
  9,585     AETNA, INC .................................         615
 19,200     AFLAC, INC .................................         882
    600     ALFA CORP ..................................          11
    622   * ALLEGHANY CORP (DELAWARE) ..................         104
  3,100     ALLMERICA FINANCIAL CORP ...................         162
 57,956     ALLSTATE CORP ..............................       1,290
  3,600     AMBAC FINANCIAL GROUP, INC .................         197
  2,800     AMERICAN FINANCIAL GROUP, INC ..............          69
 21,440     AMERICAN GENERAL CORP ......................       1,308
103,555     AMERICAN INTERNATIONAL GROUP, INC ..........      12,168
    500     AMERICAN NATIONAL INSURANCE CO .............          26
  2,600     AMERUS LIFE HOLDINGS, INC (CLASS A) ........          54
 14,775     AON CORP ...................................         459
  1,700     ARCH CAPITAL GROUP LTD .....................          25
 16,800     AXA FINANCIAL, INC .........................         571
  1,900     BALDWIN & LYONS, INC (CLASS B) .............          32
    350     BERKLEY (W.R.) CORP ........................           7
    300     BLANCH (E.W.) HOLDINGS, INC ................           6
 11,994     CHUBB CORP .................................         738
 16,100     CIGNA CORP .................................       1,505
 14,488     CINCINNATI FINANCIAL CORP ..................         455
  1,900   * CNA FINANCIAL CORP .........................          65
  8,013     CONSECO, INC ...............................          78
  1,500     CRAWFORD & CO (CLASS B) ....................          17
  1,800     ENHANCE FINANCIAL SERVICES GROUP, INC ......          26
  2,000     ERIE INDEMNITY CO (CLASS A) ................          63
    600   * FARM FAMILY HOLDINGS, INC ..................          19
  2,000     FBL FINANCIAL GROUP, INC (CLASS A) .........          32
  3,224     FIDELITY NATIONAL FINANCIAL, INC ...........          59
  1,900     FINANCIAL SECURITY ASSURANCE HOLDINGS LTD ..         144
  2,500     FIRST AMERICAN CORP ........................          36
  2,200   * FIRST HEALTH GROUP CORP ....................          72
  6,400   * FOUNDATION HEALTH SYSTEMS (CLASS A) ........          83
    300   * FPIC INSURANCE GROUP, INC ..................           5
  1,700     FREMONT GENERAL CORP .......................           7
  5,100   * FRONTIER INSURANCE GROUP, INC ..............           3
  1,500     GALLAGHER (ARTHUR J.) & CO .................          63
    300     GREAT AMERICAN FINANCIAL RESOURCES, INC ....           5
    700     HARLEYSVILLE GROUP, INC ....................          12
 19,700     HARTFORD FINANCIAL SERVICES GROUP, INC .....       1,102
  1,200     HCC INSURANCE HOLDINGS, INC ................          23
  3,500   * HEALTHAXIS, INC ............................          13
  5,308   * HOMEFED CORP ...............................           4
  2,300     HORACE MANN EDUCATORS CORP .................          35
  1,100     HSB GROUP, INC .............................          34
 12,100   * HUMANA, INC ................................          59
 10,150     JEFFERSON-PILOT CORP .......................         573
  1,000     KANSAS CITY LIFE INSURANCE CO ..............          27
    600     LIBERTY CORP ...............................          25
 19,000     LINCOLN NATIONAL CORP ......................         686
  7,600     LOEWS CORP .................................         456
 19,900     MARSH & MCLENNAN COS, INC ..................       2,078
  9,641     MBIA, INC ..................................         465
    100   * MEDICAL ASSURANCE, INC .....................           1
    900     MERCURY GENERAL CORP .......................          21
 11,100     MGIC INVESTMENT CORP .......................         505
    400   * MID ATLANTIC MEDICAL SERVICES, INC .........           5
  1,200     MONY GROUP, INC ............................          41
    100   * NATIONAL WESTERN LIFE INSURANCE CO .........           7
  3,200     NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)         105
  1,100     OHIO CASUALTY CORP .........................          12
 11,400     OLD REPUBLIC INTERNATIONAL CORP ............         188
 11,700   * OXFORD HEALTH PLANS, INC ...................         279
  3,264   * PACIFICARE HEALTH SYSTEMS, INC (CLASS A) ...         196
    600   * PENN TREATY AMERICAN CORP ..................          10
    800   * PHILADELPHIA CONSOLIDATED HOLDINGS CORP ....          13
SHARES                                                       VALUE(000)
------                                                       ----------
  1,000     PMA CAPITAL CORP (CLASS A) .................   $      19
  3,000     PMI GROUP, INC .............................         143
    900     PRESIDENTIAL LIFE CORP .....................          12
    220   * PROFESSIONALS GROUP, INC ...................           5
  4,000     PROGRESSIVE CORP ...........................         296
  2,500     PROTECTIVE LIFE CORP .......................          67
  3,826     RADIAN GROUP, INC ..........................         198
  3,025     REINSURANCE GROUP OF AMERICA, INC ..........          91
  3,700     RELIANCE GROUP HOLDINGS, INC ...............           3
  4,673     RELIASTAR FINANCIAL CORP ...................         245
    500     RLI CORP ...................................          17
  5,700     SAFECO CORP ................................         113
  2,100     SCPIE HOLDINGS, INC ........................          43
  4,700     SELECTIVE INSURANCE GROUP, INC .............          89
    450   * SIERRA HEALTH SERVICES, INC ................           1
 13,922     ST. PAUL COS, INC ..........................         475
  2,200     STATE AUTO FINANCIAL CORP ..................          26
  2,000     STEWART INFORMATION SERVICES CORP ..........          29
 14,000     TORCHMARK CORP .............................         346
  1,500     TRENWICK GROUP, INC ........................          22
  4,600   * TRIAD GUARANTY, INC ........................         106
  2,700   * TRIGON HEALTHCARE, INC .....................         139
  2,100   * UICI .......................................          14
    200     UNITED FIRE & CASULTY CO ...................           3
 12,700     UNITEDHEALTH GROUP, INC ....................       1,089
  1,000     UNITRIN, INC ...............................          29
  9,193     UNUMPROVIDENT CORP .........................         184
  5,600   * WELLPOINT HEALTH NETWORKS, INC .............         406
    220     WESCO FINANCIAL CORP .......................          45
                                                           ---------
                                                              32,697
                                                           ---------
 SECURITIES AND COMMODITIES--1.76%
    400     ADVEST GROUP, INC ..........................           8
  3,200   * AFFILIATED MANAGERS GROUP, INC .............         146
  6,500   * AMERITRADE HOLDINGS CORP (CLASS A) .........          76
  9,012     BEAR STEARNS COS, INC ......................         375
    600     DAIN RAUSCHER CORP .........................          40
  1,400     DLJ DIRECT .................................          10
  5,200     DONALDSON, LUFKIN & JENRETTE, INC ..........         221
 15,685   * E TRADE GROUP, INC .........................         259
  3,000     EATON VANCE CORP ...........................         139
  4,250     EDWARDS (A.G.), INC ........................         166
  6,400     FEDERATED INVESTORS, INC ...................         224
 16,200     FRANKLIN RESOURCES, INC ....................         492
  2,300   * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC ......          19
  1,659   * INVESTMENT TECHNOLOGY GROUP, INC ...........          66
    200     INVESTORS FINANCIAL SERVICES CORP ..........           8
    200     JEFFERIES GROUP, INC (NEW) .................           4
  1,200     JOHN NUVEEN CO (CLASS A) ...................          50
  5,500   * KNIGHT TRADING GROUP, INC ..................         164
  6,500     LEGG MASON, INC ............................         325
  8,400     LEHMAN BROTHERS HOLDINGS, INC ..............         794
 27,600     MERRILL LYNCH & CO, INC ....................       3,174
 88,710     MORGAN STANLEY DEAN WITTER & CO ............       7,385
    800   * NATIONAL DISCOUNT BROKERS GROUP, INC .......          26
  9,100     PAINE WEBBER GROUP, INC ....................         414
  2,700     PHOENIX INVESTMENT PARTNERS LTD ............          28
  7,900     PRICE (T. ROWE) ASSOCIATES, INC ............         336
  6,050     RAYMOND JAMES FINANCIAL CORP ...............         136
 90,852     SCHWAB (CHARLES) CORP ......................       3,055
  1,890     SOUTHWEST SECURITIES GROUP, INC ............          70
  3,600     THE GOLDMAN SACHS GROUP, INC ...............         342
    800     UNITED ASSET MANAGEMENT CORP ...............          19
 11,000     WADDELL & REED FINANCIAL, INC (CLASS A) ....         361
     85     WADDELL & REED FINANCIAL, INC (CLASS B) ....           2
                                                           ---------
                                                              18,934
                                                           ---------
            TOTAL FINANCE ..............................     149,912
                                                           ---------
FOODS AND RELATED--4.63%
 BEVERAGES, OTHER FOOD PRODUCTS--4.13%
  3,140   * 7-ELEVEN, INC ..............................          43
  1,000   * ADVANTICA RESTAURANT GROUP, INC ............           1
  1,800   * AGRIBRANDS INTERNATIONAL, INC ..............          75
 30,436     ALBERTSONS, INC ............................       1,012
  2,100   * AMERICAN ITALIAN PASTA CO (CLASS A) ........          43

                       SEE NOTES TO FINANCIAL STATEMENTS.

SHARES                                                       VALUE(000)
------                                                       ----------

 BEVERAGES, OTHER FOOD PRODUCTS--(CONTINUED)
 37,100     ANHEUSER-BUSCH COS, INC ....................   $   2,771
  3,700     APPLEBEES INTERNATIONAL, INC ...............         112
 57,272     ARCHER DANIELS MIDLAND CO ..................         562
  1,900   * BERINGER WINE ESTATES
              HOLDINGS, INC (CLASS B) ..................          67
 19,500     BESTFOODS, INC .............................       1,350
  7,100     BOB EVANS FARMS, INC .......................         106
  8,300  b* BOSTON CHICKEN, INC ........................           0
  6,500   * BRINKER INTERNATIONAL, INC .................         190
  3,100     BROWN FORMAN, INC (CLASS B) ................         167
  1,000   * CADIZ, INC .................................           8
 21,400     CAMPBELL SOUP CO ...........................         623
  1,500   * CANANDAIGUA BRANDS, INC (CLASS A) ..........          76
  3,300     CBRL GROUP, INC ............................          48
  3,550   * CEC ENTERTAINMENT, INC .....................          91
  5,500     CHIQUITA BRANDS INTERNATIONAL, INC .........          22
  2,000     CKE RESTAURANTS, INC .......................           6
182,700     COCA COLA CO ...............................      10,494
 12,900     COCA COLA ENTERPRISES, INC .................         210
 39,800     CONAGRA, INC ...............................         759
  1,000     COORS (ADOLPH) CO (CLASS B) ................          61
  5,275     CORN PRODUCTS INTERNATIONAL, INC ...........         140
  9,300     DARDEN RESTAURANTS, INC ....................         151
  2,000   * DAVE & BUSTERS, INC ........................          13
  4,300     DEAN FOODS CO ..............................         136
  2,000   * DEL MONTE FOODS CO .........................          14
  7,866     DELHAIZE AMERICA, INC (CLASS B) ............         121
  2,400     DELTA & PINE LAND CO .......................          60
  5,200     DOLE FOOD, INC .............................          73
    100     DREYERS GRAND ICE CREAM, INC ...............           2
  5,816     EARTHGRAINS CO .............................         113
    100     FARMER BROTHERS CO .........................          18
  9,950     FLOWERS INDUSTRIES, INC ....................         198
 16,400     FORTUNE BRANDS, INC ........................         378
 20,214     GENERAL MILLS, INC .........................         773
  4,500     GREAT ATLANTIC & PACIFIC TEA CO, INC .......          75
  1,100   * HAIN CELESTIAL GROUP, INC ..................          40
  2,500     HANNAFORD BROTHERS, INC ....................         180
 26,400     HEINZ (H.J.) CO ............................       1,155
  9,600     HERSHEY FOODS CORP .........................         466
 10,400     HORMEL FOODS CORP ..........................         175
 12,249     HOST MARRIOTT CORP (NEW) ...................         115
    900     IBP, INC ...................................          14
  2,800   * IHOP CORP (NEW) ............................          47
  3,400   * INTERNATIONAL HOME FOODS, INC ..............          71
  4,800     INTERNATIONAL MULTIFOODS CORP ..............          83
  2,400     INTERSTATE BAKERIES CORP ...................          34
  4,100   * JACK IN THE BOX, INC .......................         101
  3,600     KEEBLER FOODS CO ...........................         134
 15,400     KELLOGG CO .................................         458
 64,708   * KROGER CO ..................................       1,428
  4,450     LANCASTER COLONY CORP ......................          87
  3,600     LANCE, INC .................................          32
  5,100     LANDRYS SEAFOOD RESTAURANTS, INC ...........          43
  4,800     LONE STAR STEAKHOUSE & SALOON, INC .........          49
  3,900     LUBYS, INC .................................          31
  5,400     MCCORMICK & CO, INC (NON-VOTE) .............         176
102,600     MCDONALD'S CORP ............................       3,379
    952     MORRISON MANAGEMENT SPECIALISTS, INC .......          27
 18,001     NABISCO GROUP HOLDINGS .....................         467
  1,400     NABISCO HOLDINGS CORP (CLASS A) ............          74
  1,400   * O'CHARLEY'S, INC ...........................          19
  3,950   * OUTBACK STEAKHOUSE, INC ....................         116
    900   * PAPA JOHNS INTERNATIONAL, INC ..............          22
 12,200     PEPSI BOTTLING GROUP, INC ..................         356
116,800     PEPSICO, INC ...............................       5,190
  1,900   * PERFORMANCE FOOD GROUP CO ..................          61
    300     PILGRIMS PRIDE CORP (CLASS A) ..............           2
    600     PILGRIMS PRIDE CORP (CLASS B) ..............           4
  1,900  b* PLANET HOLLYWOOD, INC (CLASS A) ............           0
 10,800     QUAKER OATS CO .............................         811
     50   * RAINFOREST CAFE, INC .......................           0
  1,200   * RALCORP HOLDINGS, INC ......................          15
 18,500     RALSTON PURINA CO ..........................         369
SHARES                                                       VALUE(000)
------                                                       ----------
    800     RIVIANA FOODS, INC .........................   $      14
  1,500   * ROBERT MONDAVI CORP (CLASS A) ..............          46
 10,000     RUBY TUESDAY, INC ..........................         126
    600     RUDDICK CORP ...............................           7
  6,300   * RYANS FAMILY STEAK HOUSES, INC .............          53
 36,204   * SAFEWAY, INC ...............................       1,634
 62,600     SARA LEE CORP ..............................       1,209
  2,400   * SMITHFIELD FOODS, INC ......................          67
    200     SMUCKER, (J.M.) CO (CLASS A) ...............           4
  3,200   * SONIC CORP .................................          94
 13,300   * STARBUCKS CORP .............................         508
  3,000   * SUIZA FOODS CORP ...........................         147
 13,306     SUPERVALU, INC .............................         254
 29,000     SYSCO CORP .................................       1,222
  2,400   * TERRA INDUSTRIES, INC ......................           3
  1,500   * THE CHEESECAKE FACTORY CO ..................          41
  4,630     TOOTSIE ROLL INDUSTRIES, INC ...............         162
 15,740   * TRICON GLOBAL RESTAURANTS, INC .............         445
 14,000     TYSON FOODS, INC ...........................         123
  5,800     UNIVERSAL FOODS CORP .......................         107
    400   * VETERINARY CENTERS OF AMERICA, INC .........           6
  5,900     VIAD CORP ..................................         161
    200   * VLASIC FOODS INTERNATIONAL, INC ............           0
  1,900     WEIS MARKETS, INC ..........................          62
 11,600     WENDY'S INTERNATIONAL, INC .................         207
  8,500     WHITMAN CORP ...............................         105
  1,400   * WHOLE FOODS MARKET, INC ....................          58
  4,550   * WILD OATS MARKETS, INC .....................          57
  4,500     WINN DIXIE STORES, INC .....................          64
  5,701     WRIGLEY (WM) JR CO .........................         457
                                                           ---------
                                                              44,436
                                                           ---------
 TOBACCO--0.50%
192,300     PHILIP MORRIS COS, INC .....................       5,108
  5,300     RJR REYNOLDS TOBACCO HOLDINGS, INC .........         148
  6,400     UST, INC ...................................          94
                                                           ---------
                                                               5,350
                                                           ---------
            TOTAL FOODS AND RELATED ....................      49,786
                                                           ---------
HEALTH--12.45%
 DRUGS AND PHARMACEUTICALS--10.09%
121,410     ABBOTT LABORATORIES CO .....................       5,410
  2,200   * ABGENIX, INC ...............................         264
    100   * ALGOS PHARMACEUTICAL CORP ..................           2
  4,000   * ALKERMES, INC ..............................         189
     95   * ALLERGAN SPECIALTY THERAPEUTICS, INC (CLASS A)         2
 11,300     ALLERGAN, INC ..............................         842
  4,200   * ALZA CORP ..................................         248
103,300     AMERICAN HOME PRODUCTS CORP ................       6,069
  2,700   * AMERISOURCE HEALTH CORP (CLASS A) ..........          84
 80,080   * AMGEN, INC .................................       5,626
  3,200   * ANDRX CORP .................................         205
    300   * ANESTA CORP ................................           7
  2,000   * AVIRON, INC ................................          62
    600   * BARR LABORATORIES, INC .....................          27
 10,825     BERGEN BRUNSWIG CORP (CLASS A) .............          60
  3,450     BINDLEY WESTERN INDUSTRIES, INC ............          91
 10,300   * BIOGEN, INC ................................         664
  1,800   * BIOMATRIX, INC .............................          41
  3,200   * BIO-TECHNOLOGY GENERAL CORP ................          42
158,600     BRISTOL MYERS SQUIBB CO ....................       9,238
 22,664     CARDINAL HEALTH, INC .......................       1,677
 15,500   * CAREMARK RX, INC ...........................         106
  1,500   * CELL PATHWAYS, INC .........................          35
  4,200   * CEPHALON, INC ..............................         251
  2,400   * CHIREX, INC ................................          48
  7,140   * CHIRON CORP ................................         339
  1,100   * COLUMBIA LABORATORIES, INC .................           6
  3,300   * COR THERAPEUTICS, INC ......................         282
  1,400   * CORIXA CORP ................................          60
  2,200   * COULTER PHARMACEUTICALS, INC ...............          45
     60   * CRESCENDO PHARMACEUTICALS CORP .............           1
 28,142     CVS CORP ...................................       1,126
    700     DIAGNOSTIC PRODUCTS CORP ...................          22

                       See notes to financial statements.
                                                                              15


SHARES                                                       VALUE(000)
------                                                       ----------

 DRUGS AND PHARMACEUTICALS--(CONTINUED)
    900   * DUANE READE, INC ...........................   $      23
  3,400   * DURA PHARMACEUTICALS, INC ..................          49
  2,400   * DURAMED PHARMACEUTICALS, INC ...............          13
  2,700   * ENZON, INC .................................         115
  6,500   * FOREST LABORATORIES, INC ...................         657
    600   * GELTEX PHARMACEUTICALS, INC ................          12
  4,900   * GENZYME CORP (GENERAL DIVISION) ............         291
     60   * GENZYME CORP (TISSUE REPAIR DIVISION) ......           0
     91   * GENZYME SURGICAL PRODUCTS ..................           1
     86   * GENZYME-MOLECULAR ONCOLOGY .................           1
  2,602   * GILEAD SCIENCES, INC .......................         185
    200   * GUILFORD PHARMACEUTICALS, INC ..............           3
  2,100   * HEMISPHERX BIOPHARMA, INC ..................          12
     33     HERBALIFE INTERNATIONAL, INC (CLASS A) .....           0
  2,566     HERBALIFE INTERNATIONAL, INC (CLASS B) .....          20
    300   * HESKA CORP .................................           1
  3,900   * HUMAN GENOME SCIENCES, INC .................         520
  3,051     ICN PHARMACEUTICALS, INC ...................          85
  3,600   * ICOS CORP ..................................         158
  3,000   * IDEC PHARMACEUTICALS CORP ..................         352
  2,400   * IDEXX LABORATORIES, INC ....................          55
    900   * IGEN INTERNATIONAL, INC ....................          15
  2,200   * IMCLONE SYSTEMS, INC .......................         168
 18,000   * IMMUNEX CORP ...............................         890
  1,000   * INHALE THERAPEUTIC SYSTEMS .................         101
    200   * INTERNEURON PHARMACEUTICALS, INC ...........           0
    400   * INVITROGEN CORP ............................          30
  7,100   * ISIS PHARMACEUTICALS, INC ..................         103
  7,700   * IVAX CORP ..................................         320
111,160     JOHNSON & JOHNSON CO .......................      11,324
  4,200     JONES PHARMACEUTICAL, INC ..................         168
  2,610   * KING PHARMACEUTICALS, INC ..................         115
  1,800   * KV PHARMACEUTICAL CO (CLASS B) .............          49
  3,600   * LIGAND PHARMACEUTICALS CO (CLASS A) ........          47
 71,792     LILLY (ELI) & CO ...........................       7,170
    700     LONGS DRUG STORES CORP .....................          15
 14,600     LYONDELL CHEMICAL CO .......................         245
  3,300   * MACROCHEM CORP (DELAWARE) ..................          16
  7,300     MALLINCKRODT, INC ..........................         317
 17,697     MCKESSON HBOC, INC .........................         371
  1,950   * MEDICIS PHARMACEUTICAL CORP (CLASS A) ......         111
 13,500   * MEDIMMUNE, INC .............................         999
185,000     MERCK & CO, INC ............................      14,176
  5,800   * MILLENNIUM PHARMACEUTICALS, INC ............         649
  6,200     MYLAN LABORATORIES, INC ....................         113
  1,900     NATURES SUNSHINE PRODUCTS, INC .............          13
  2,800   * NBTY, INC ..................................          18
  1,000   * NEOPROBE CORP ..............................           1
  2,000   * NEUROGEN CORP ..............................          58
  4,500   * NU SKIN ENTERPRISES, INC (CLASS A) .........          26
  5,000     OMNICARE, INC ..............................          45
  4,225   * ORGANOGENESIS, INC .........................          48
    700   * PATHOGENESIS CORP ..........................          18
493,249     PFIZER, INC ................................      23,676
  1,100   * PHARMACYCLICS, INC .........................          67
     42   * PRIORITY HEALTHCARE CORP (CLASS A) .........           3
    650   * PRIORITY HEALTHCARE CORP (CLASS B) .........          48
  2,300   * PROTEIN DESIGN LABORATORIES, INC ...........         379
  1,700   * REGENERON PHARMACEUTICALS, INC .............          51
 18,320     RITE AID CORP ..............................         120
  1,000   * SANGSTAT MEDICAL CORP ......................          29
  1,100   * SCHEIN PHARMACEUTICAL, INC .................          24
117,600     SCHERING-PLOUGH CORP .......................       5,939
  5,400   * SEPRACOR, INC ..............................         651
  3,800   * SEROLOGICALS CORP ..........................          19
     74   * SHIRE PHARMACEUTICALS GROUP PLC ADR ........           4
  7,500   * SICOR, INC .................................          60
  4,900     SIGMA ALDRICH CORP .........................         143
  1,600   * SUPERGEN, INC ..............................          58
  1,900   * SYNCOR INTERNATIONAL CORP ..................         137
  2,200   * TECHNE CORP ................................         286
  1,400   * THERAGENICS CORP ...........................          12
  2,100   * TRANSKARYOTIC THERAPIES, INC ...............          77
  3,700   * TRIANGLE PHARMACEUTICALS, INC ..............          34
SHARES                                                       VALUE(000)
------                                                       ----------
  1,400   * TWINLAB CORP ...............................   $       9
  1,733   * VENTIV HEALTH, INC .........................          19
  3,000   * VERTEX PHARMACEUTICALS, INC ................         316
  1,800   * VICAL, INC .................................          35
 75,800     WALGREEN CO ................................       2,440
  6,400   * WATSON PHARMACEUTICALS, INC ................         344
  2,000     WEST PHARMACEUTICAL SERVICES, INC ..........          43
    500   * ZONAGEN, INC ...............................           2
                                                           ---------
                                                             108,488
                                                           ---------
 MEDICAL EQUIPMENT AND SUPPLIES--2.02%
  3,100   * ACUSON CORP ................................          42
  1,400   * AFFYMETRIX, INC ............................         231
 27,416   * AGILENT TECHNOLOGIES, INC ..................       2,022
    400     ARROW INTERNATIONAL, INC ...................          13
    700   * BACOU U.S.A., INC ..........................          14
  6,400     BARD (C.R.), INC ...........................         308
  6,400     BAUSCH & LOMB, INC .........................         495
 21,300     BAXTER INTERNATIONAL, INC ..................       1,498
  1,900     BECKMAN COULTER, INC .......................         111
 21,200     BECTON DICKINSON & CO ......................         608
  7,700     BIOMET, INC ................................         296
    400   * BIO-RAD LABORATORIES, INC (CLASS A) ........          10
 21,000   * BOSTON SCIENTIFIC CORP .....................         461
  1,000   * BRITESMILE, INC ............................           5
     50   * CLINTRIALS RESEARCH, INC ...................           0
    100   * CLOSURE MEDICAL CORP .......................           2
  3,600   * COGNEX CORP ................................         186
    300   * COHERENT, INC ..............................          25
  1,400     COHU, INC ..................................          38
  1,800   * CONMED CORP ................................          47
  1,800     COOPER COS, INC ............................          65
  4,700   * CREDENCE SYSTEMS CORP ......................         259
    700     CUBIC CORP .................................          13
  1,200   * CYBERONICS, INC ............................          14
  2,900   * CYTYC CORP .................................         155
    800     DATASCOPE CORP .............................          29
  5,800     DENTSPLY INTERNATIONAL, INC ................         179
  1,200   * DIONEX CORP ................................          32
  1,180   * DYNATECH CORP ..............................          21
 10,840   * EDWARDS LIFESCIENCES CORP ..................         201
  1,700   * ENZO BIOCHEMICAL, INC ......................         117
  2,400   * GENRAD, INC ................................          22
  1,700   * GLIATECH, INC ..............................          34
 23,565   * GUIDANT CORP ...............................       1,166
    600   * HAEMONETICS CORP ...........................          13
  4,400   * HANGER ORTHOPEDIC GROUP, INC ...............          22
    100   * IMPATH, INC ................................           5
  3,100   * INPUT/OUTPUT, INC ..........................          26
  1,600     INVACARE CORP ..............................          42
  8,600     JOHNSON CONTROLS, INC ......................         441
 15,400   * KLA-TENCOR CORP ............................         902
    240   * LABORATORY CORP OF AMERICA HOLDINGS ........          19
  6,800   * LTX CORP ...................................         238
  1,500   * MECHANICAL TECHNOLOGY, INC .................          23
  2,025   * MEDICAL MANAGER CORP .......................          69
 93,050     MEDTRONIC, INC .............................       4,635
    800     MENTOR CORP ................................          22
  4,200   * METTLER-TOLEDO INTERNATIONAL, INC ..........         168
  2,300     MILLIPORE CORP .............................         173
    600     MINE SAFETY APPLIANCE CO ...................          14
  1,300   * MINIMED, INC ...............................         153
    100   * MKS INSTRUMENTS, INC .......................           4
    600   * MOLECULAR DEVICES CORP .....................          42
  1,400   * NOVOSTE CORP ...............................          85
  1,600   * OCULAR SCIENCES, INC .......................          19
  1,200   * OSTEOTECH, INC .............................          13
  5,500   * PE CORP-CELERA GENOMICS GROUP ..............         514
 15,000     PE CORP-PE BIOSYSTEMS GROUP ................         988
  5,600     PERKINELMER, INC ...........................         370
  4,262   * QUEST DIAGNOSTICS, INC .....................         319
  3,400   * RESMED, INC ................................          91
  2,000   * RESPIRONICS, INC ...........................          36
    600   * SOLA INTERNATIONAL, INC ....................           3
     33   * SONOSITE, INC ..............................           1



16
                       See notes to financial statements.


SHARES                                                       VALUE(000)
------                                                       ----------

 MEDICAL EQUIPMENT AND SUPPLIES--(CONTINUED)
  4,088   * ST. JUDE MEDICAL, INC ......................   $     188
  4,900   * STERIS CORP ................................          43
 10,400     STRYKER CORP ...............................         455
  2,950   * SUMMIT TECHNOLOGY, INC .....................          56
  1,100   * SUNRISE MEDICAL, INC .......................           5
  6,400   * SUNRISE TECHNOLOGY INTERNATIONAL, INC ......          64
  8,500   * SYBRON INTERNATIONAL CORP ..................         168
  1,750     TEKTRONIX, INC .............................         130
  2,900     TELEFLEX, INC ..............................         104
 14,900   * TERADYNE, INC ..............................       1,095
    700   * THERMEDICS, INC ............................           7
    300   * THERMO CARDIOSYSTEMS, INC ..................           3
  6,475   * THERMO ELECTRON CORP .......................         136
     25   * THERMO INSTRUMENT SYSTEMS, INC .............           0
  1,900   * VARIAN MEDICAL SYSTEMS, INC ................          74
  2,000   * VARIAN, INC ................................          92
    500   * VEECO INSTRUMENTS, INC .....................          37
  1,000   * VENTANA MEDICAL SYSTEMS, INC ...............          24
  4,400   * VISX, INC ..................................         123
  4,500   * WATERS CORP ................................         562
  5,100   * WESLEY JESSEN VISIONCARE, INC ..............         192
                                                           ---------
                                                              21,727
                                                           ---------
 MEDICAL FACILITIES MANAGEMENT--0.34%
  1,300   * ADVANCE PARADIGM, INC ......................          27
  1,800   * AMERICAN HOMEPATIENT, INC ..................           1
  2,600   * AMERIPATH, INC .............................          23
  4,300   * APRIA HEALTHCARE GROUP, INC ................          53
 14,400   * BEVERLY ENTERPRISES, INC ...................          41
  1,600   * CAREMATRIX CORP ............................           1
 46,638     COLUMBIA/HCA HEALTHCARE CORP ...............       1,417
  5,000   * COVENTRY HEALTH CARE, INC ..................          67
  1,700   * EXPRESS SCRIPTS, INC .......................         106
  1,400  b* FPA MEDICAL MANAGEMENT, INC ................           0
     25   * GENTIVA HEALTH SERVICES, INC ...............           0
 10,700   * HEALTH MANAGEMENT ASSOCIATES,
              INC (CLASS A) (NEW) ......................         140
 30,160   * HEALTHSOUTH CORP ...........................         217
  5,800     HOOPER HOLMES, INC .........................          46
     77   * INTEGRATED HEALTH SERVICES, INC ............           0
  1,800   * LASER VISION CENTERS, INC ..................          11
  5,163   * LCA-VISION, INC ............................          13
  2,728   * LIFEPOINT HOSPITALS, INC ...................          61
  4,400   * LINCARE HOLDINGS, INC ......................         108
    100   * LTC HEALTHCARE, INC ........................           0
  1,200   * MAGELLAN HEALTH SERVICES, INC ..............           2
  4,300   * MANOR CARE, INC ............................          30
  4,900   * MARINER POST-ACUTE NETWORK, INC ............           1
  4,500   * MATRIA HEALTHCARE, INC .....................          21
    200   * NAHC, INC ..................................           0
  1,100   * ORTHODONTIC CENTERS OF AMERICA, INC ........          25
    600   * PEDIATRIX MEDICAL GROUP, INC ...............           7
  6,100   * PHYCOR, INC ................................           4
  6,600  b* PHYSICIANS RESOURCE GROUP, INC .............           0
  1,400   * PROVINCE HEALTHCARE CO .....................          51
 25,150   * QUORUM HEALTH GROUP, INC ...................         259
  2,250   * RENAL CARE GROUP, INC ......................          55
    200   * RES-CARE, INC ..............................           1
  1,700  b* SUN HEALTHCARE GROUP, INC ..................           0
 20,625     TENET HEALTHCARE CORP ......................         557
  4,500   * TOTAL RENAL CARE HOLDINGS, INC .............          27
  2,728   * TRIAD HOSPITALS, INC .......................          66
  2,200   * UNIVERSAL HEALTH SERVICES, INC .............         144
  4,580   * US ONCOLOGY, INC ...........................          23
                                                           ---------
                                                               3,605
                                                           ---------
            TOTAL HEALTH                                     133,820
                                                           ---------
 INDUSTRIAL MACHINERY--5.72%
  ELECTRICAL--4.35%
  5,500     AMETEK, INC ................................          96
  4,500   * ANICOM, INC ................................          17
    600   * ANIXTER INTERNATIONAL, INC .................          16
    100   * ARGUSS COMMUNICATIONS, INC .................           2
 10,400   * ARROW ELECTRONICS, INC .....................         322
  4,875     AVNET, INC .................................         289
SHARES                                                       VALUE(000)
------                                                       ----------
  4,150   * BRIGHTPOINT, INC ...........................   $      36
  2,200     C&D TECHNOLOGIES, INC ......................         124
  9,400     COOPER INDUSTRIES, INC .....................         306
  3,500   * ELECTRO SCIENTIFIC INDUSTRIES, INC .........         154
 36,000     EMERSON ELECTRIC CO ........................       2,174
  4,300   * ENERGIZER HOLDINGS, INC ....................          78
  2,800     EXIDE CORP .................................          22
785,106     GENERAL ELECTRIC CO ........................      41,611
  3,300     GRAINGER (W.W.), INC .......................         102
  3,100     HUBBELL, INC (CLASS B) .....................          79
  1,500   * KENT ELECTRONICS CORP ......................          45
 10,600   * KOMAG, INC .................................          19
  8,100   * LITTELFUSE, INC ............................         397
    400     LSI INDUSTRIES, INC ........................           6
  1,200   * MAGNETEK, INC ..............................          10
    800   * MOOG, INC (CLASS A) ........................          21
  5,000     NATIONAL SERVICE INDUSTRIES, INC ...........          98
  1,900   * RAYOVAC CORP ...............................          43
 14,700     ROCKWELL INTERNATIONAL CORP ................         463
  1,850     SLI, INC ...................................          22
  2,600     STEWART & STEVENSON SERVICES, INC ..........          39
  4,599     THOMAS & BETTS CORP ........................          88
    500     THOMAS INDUSTRIES, INC .....................           9
  2,400   * UCAR INTERNATIONAL, INC ....................          31
  1,700   * VICOR CORP .................................          59
    800   * WESCO INTERNATIONAL, INC ...................           8
    500     WOODWARD GOVERNOR CO .......................          14
                                                           ---------
                                                              46,800
                                                           ---------
 OTHER INDUSTRIAL EQUIPMENT--1.37%
  1,000     AAR CORP ...................................          12
  5,200     AGCO CORP ..................................          64
  3,500   * AMERICAN STANDARD COS, INC .................         144
    800     APPLIED INDUSTRIAL TECHNOLOGIES, INC .......          13
 64,347   * APPLIED MATERIALS, INC .....................       5,831
  2,000     APPLIED POWER, INC (CLASS A) ...............          67
  2,200   * ASTEC INDUSTRIES, INC ......................          56
  3,500   * ASYST TECHNOLOGIES, INC ....................         120
  1,100   * ATMI, INC ..................................          51
 19,615     BAKER HUGHES, INC ..........................         628
  9,500     BLACK & DECKER CORP ........................         373
  1,700     BRIGGS & STRATTON CORP .....................          58
    600   * BROOKS AUTOMATION, INC .....................          38
  9,000     BRUNSWICK CORP .............................         149
 30,500     CATERPILLAR, INC ...........................       1,033
  1,000     COLUMBUS MCKINNON CORP .....................          14
  5,700   * COOPER CAMERON CORP ........................         376
  1,100     CUMMINS ENGINE CO, INC .....................          30
 20,900     DEERE & CO .................................         773
  1,400     DETROIT DIESEL CORP ........................          21
  1,100     DONALDSON CO, INC ..........................          22
 14,000     DOVER CORP .................................         568
  2,500   * ELECTROGLAS, INC ...........................          54
    700   * FAIRCHILD CORP (CLASS A) ...................           3
  4,500     FEDDERS CORP ...............................          26
  5,900     FLOWSERVE CORP .............................          89
  2,000   * FSI INTERNATIONAL, INC .....................          43
  2,400   * GARDNER DENVER, INC ........................          43
  1,800     GRACO, INC .................................          59
  5,100   * GRANT PRIDECO, INC .........................         128
  2,200  b* HARNISCHFEGER INDUSTRIES, INC ..............           1
  2,050     IDEX CORP ..................................          65
 15,150     INGERSOLL-RAND CO ..........................         610
    400   * IONICS, INC ................................          12
  4,900     JLG INDUSTRIES, INC ........................          58
    400     KAYDON CORP ................................           8
  3,698     KENNAMETAL, INC ............................          79
  3,800   * KULICHE & SOFFA INDUSTRIES, INC ............         226
  9,800   * LAM RESEARCH CORP ..........................         368
  1,000     LAWSON PRODUCTS, INC .......................          25
  6,200     LINCOLN ELECTRIC HOLDINGS CO ...............          88
    400     LINDSAY MANUFACTURING CO ...................           8
    600     LUFKIN INDUSTRIES, INC .....................          10
  1,875     MANITOWOC CO, INC ..........................          50
  2,300     MILACRON, INC ..............................          33




                       See notes to financial statements.
                                                                              17


SHARES                                                       VALUE(000)
------                                                       ----------

OTHER INDUSTRIAL EQUIPMENT--(CONTINUED)
  1,600   * MSC INDUSTRIAL DIRECT CO (CLASS A) .........   $      34
  1,400     NACCO INDUSTRIES, INC (CLASS A) ............          49
  2,900   * NATIONAL-OILWELL, INC ......................          95
 11,000   * NOVELLUS SYSTEMS, INC ......................         622
  6,900     PALL CORP ..................................         128
  4,100     PENTAIR, INC ...............................         146
  1,700   * PRESSTEK, INC ..............................          28
  1,200   * PRI AUTOMATION, INC ........................          78
    600     ROBBINS & MYERS, INC .......................          14
  3,400     ROPER INDUSTRIES, INC ......................          87
  1,500     SAUER-DANFOSS, INC .........................          15
  2,600   * SILICON VALLEY GROUP, INC ..................          67
  3,800   * SMITH INTERNATIONAL, INC ...................         277
  1,900   * SPECIALTY EQUIPMENT COS, INC ...............          52
    952   * SPEEDFAM-IPEC, INC .........................          17
  1,700     STANDEX INTERNATIONAL CORP .................          27
  3,100     TECUMSEH PRODUCTS CO (CLASS A) .............         118
  1,600     TENNANT CO .................................          60
  2,500   * TEREX CORP .................................          35
    900   * THERMO FIBERTEK, INC .......................           4
  5,429     TIMKEN CO ..................................         101
    700     TORO CO ....................................          23
  1,200   * ULTRATECH STEPPER, INC .....................          18
  1,300   * UNOVA, INC .................................          10
  4,000     YORK INTERNATIONAL CORP ....................         101
                                                           ---------
                                                              14,733
                                                           ---------
            TOTAL INDUSTRIAL MACHINERY                        61,533
                                                           ---------
MEDIA AND LEISURE--3.79%
 BROADCASTING--2.84%
  3,500   * ADELPHIA COMMUNICATIONS CORP (CLASS A) .....         164
  3,300   * AMC ENTERTAINMENT, INC .....................          16
 11,836   * AMFM, INC ..................................         817
    400     BHC COMMUNICATIONS, INC (CLASS A) ..........          61
  9,600   * CABLEVISION SYSTEMS CORP (CLASS A) .........         652
    900   * CARMIKE CINEMAS, INC (CLASS A) .............           3
    462   * CHRIS CRAFT INDUSTRIES, INC ................          31
  1,400   * CITADEL COMMUNICATIONS CORP ................          49
 19,513   * CLEAR CHANNEL COMMUNICATIONS, INC ..........       1,463
  1,400   * CLEAR CHANNEL COMMUNICATIONS, INC
              WTS 09/18/01 .............................          17
 60,347   * COMCAST CORP (CLASS A) SPECIAL .............       2,444
 12,617   * COX COMMUNICATIONS, INC (CLASS A) ..........         575
  2,700   * COX RADIO, INC (CLASS A) ...................          76
  2,900   * CUMULUS MEDIA, INC .........................          26
166,734     DISNEY (WALT) CO ...........................       6,471
  2,600   * EMMIS COMMUNICATIONS (CLASS A) .............         108
  1,600   * ENTERCOM COMMUNICATIONS CORP ...............          78
  9,700   * FOX ENTERTAINMENT GROUP, INC ...............         295
     54     GAYLORD ENTERTAINMENT CO ...................           1
    900   * GC COS, INC ................................          20
  3,800   * HEARST-ARGYLE TELEVISION, INC ..............          74
  5,800   * HISPANIC BROADCASTING CORP .................         192
  4,100   * HOLLYWOOD ENTERTAINMENT CORP ...............          32
 19,550   * INFINITY BROADCASTING CORP (CLASS A) .......         712
  2,500   * LOEWS CINEPLEX ENTERTAINMENT CORP ..........           8
  3,144   * METRO-GOLDWYN-MAYER, INC ...................          82
 13,600   * METROMEDIA INTERNATIONAL GROUP, INC ........          65
  1,800   * ON COMMAND CORP ............................          26
     90   * PAC-WEST TELECOMM, INC .....................           2
  3,369   * PANAMSAT CORP ..............................         147
  4,600   * PAXSON COMMUNICATIONS CORP .................          37
  4,300   * PEGASUS COMMUNICATIONS CORP ................         211
  1,300   * PIXAR, INC .................................          46
  2,300   * PRICE COMMUNICATIONS CORP ..................          54
    500   * RADIO ONE, INC .............................          15
  1,000   * RADIO ONE, INC (CLASS D) ...................          22
  1,500   * SIRIUS SATELLITE RADIO, INC ................          66
  9,880   * TCI SATELLITE ENTERTAINMENT (CLASS A) ......          86
 91,743     TIME WARNER, INC ...........................       6,972
  2,900   * TV GUIDE, INC ..............................          99
  8,500   * U.S.A. NETWORKS, INC .......................         184
  7,000   * UNITEDGLOBALCOM, INC (CLASS A) .............         327
  6,200   * UNIVISION COMMUNICATIONS, INC ..............         642
SHARES                                                       VALUE(000)
------                                                       ----------
  7,400   * VIACOM, INC (CLASS A) ......................   $     506
 95,916   * VIACOM, INC (CLASS B) ......................       6,540
  5,600   * WAVO CORP ..................................           4
    800   * YOUNG BROADCASTING, INC (CLASS A) ..........          21
                                                           ---------
                                                              30,539
                                                           ---------
 LODGING/GAMING/RECREATION--0.29%
 15,285   * AMF BOWLING, INC ...........................           3
  1,400   * ANCHOR GAMING CO ...........................          67
  2,800   * ARGOSY GAMING CORP .........................          40
  8,500   * AZTAR CORP .................................         132
  3,000   * BALLY TOTAL FITNESS HOLDINGS CORP ..........          76
  2,400   * BOCA RESORTS, INC (CLASS A) ................          24
  4,500   * BOYD GAMING CORP ...........................          25
  1,700   * CHAMPIONSHIP AUTO RACING TEAMS, INC ........          43
  5,900   * CHOICE HOTELS INTERNATIONAL, INC ...........          59
  1,900   * CRESTLINE CAPITAL CORP .....................          32
  1,000     DOVER DOWNS ENTERTAINMENT, INC .............          14
  9,600   * EXTENDED STAY AMERICA, INC .................          89
 10,000   * HARRAH'S ENTERTAINMENT, INC ................         209
  8,827     HILTON HOTELS CORP .........................          83
  1,900     INTERNATIONAL SPEEDWAY CORP (CLASS A ) .....          79
     65   * INTERSTATE HOTELS CORP .....................           0
     25   * LAKES GAMING, INC ..........................           0
  4,600   * LODGIAN, INC ...............................          11
  9,900   * MANDALAY RESORT GROUP ......................         198
 15,100     MARRIOTT INTERNATIONAL, INC (CLASS A) ......         545
 20,300   * PARK PLACE ENTERTAINMENT CORP ..............         247
  2,400   * PINNACLE ENTERTAINMENT, INC ................          47
  4,800   * PRIME HOSPITALITY CORP .....................          45
  4,950   * SFX ENTERTAINMENT, INC (CLASS A) ...........         224
 14,693     STARWOOD HOTELS & RESORTS WORLDWIDE ........         478
  2,400   * STATION CASINOS, INC .......................          60
  1,500   * STEINWAY MUSICAL INSTRUMENTS, INC ..........          25
  1,500  b* SUNTERRA CORP ..............................           0
    600   * VAIL RESORTS, INC ..........................          10
  4,900   * WESTWOOD ONE, INC ..........................         167
  9,771   * WYNDHAM INTERNATIONAL, INC .................          24
                                                           ---------
                                                               3,056
                                                           ---------
 PUBLISHING--0.66%
  4,100     AMERICAN GREETINGS CORP (CLASS A) ..........          78
  4,400     BANTA CORP .................................          83
 11,700     BELO (A.H.) CORP SERIES A ..................         203
  2,200     CENTRAL NEWSPAPERS, INC (CLASS A) ..........         139
  1,500   * CONSOLIDATED GRAPHICS, INC .................          14
  1,000   * CSS INDUSTRIES, INC ........................          20
     80   * DAY RUNNER, INC ............................           0
  4,900     DELUXE CORP ................................         115
  6,000     DONNELLEY (R.R.) & SONS CO .................         135
  5,200     DOW JONES & CO, INC ........................         381
    500   * FRANKLIN COVEY CO ..........................           3
 22,900     GANNETT CO, INC ............................       1,370
  2,200     HARLAND (JOHN H.) CO .......................          33
  4,200     HARTE-HANKS, INC ...........................         105
    900     HOUGHTON MIFFLIN CO ........................          42
    100   * JOURNAL REGISTER CO ........................           2
  4,200     KNIGHT-RIDDER, INC .........................         223
  7,300     LEE ENTERPRISES, INC .......................         170
  1,300     MCCLATCHY CO (CLASS A) .....................          43
 17,500     MCGRAW HILL COS, INC .......................         945
  2,873     MEDIA GENERAL, INC (CLASS A) ...............         140
  4,000     MEREDITH CORP ..............................         135
 16,200     NEW YORK TIMES CO (CLASS A) ................         640
     82     NEWS CORP LTD ..............................           4
    475   * PAXAR CORP .................................           6
  2,500     PENTON MEDIA, INC ..........................          88
  1,000   * PLAYBOY ENTERPRISES, INC (CLASS B) .........          13
  9,300   * PRIMEDIA, INC ..............................         212
     60   * R.H. DONNELLEY CORP ........................           1
  8,500     READER'S DIGEST ASSOCIATION,
              INC (CLASS A) (NON-VOTE) .................         338
  7,000     REYNOLDS & REYNOLDS CO (CLASS A) ...........         128
  1,600     SCHAWK, INC (CLASS A) ......................          15
  1,700   * SCHOLASTIC CORP ............................         104
  3,900     SCRIPPS (E.W.) CO (CLASS A) ................         192


18
                       See notes to financial statements.


SHARES                                                       VALUE(000)
------                                                       ----------

 PUBLISHING--(CONTINUED)
    100     STANDARD REGISTER, INC .....................   $       1
    800     TIMES MIRROR CO SERIES A ...................          73
  4,300   * TOPPS, INC .................................          49
 11,400     TRIBUNE CO .................................         399
  4,900     WALLACE COMPUTER SERVICES, INC .............          48
    600     WASHINGTON POST CO (CLASS B) ...............         287
  6,400     WILEY (JOHN) & SONS, INC (CLASS A) .........         144
     13   * WORKFLOW MANAGEMENT, INC ...................           0
    800   * ZIFF-DAVIS, INC -ZD ........................           7
                                                           ---------
                                                               7,127
                                                           ---------
            TOTAL MEDIA AND LEISURE ....................      40,722
                                                           ---------
RETAIL AND WHOLESALE--2.63%
 GENERAL MERCHANDISE STORES--2.63%
    100   * 99 CENTS ONLY STORES .......................           4
  1,400   * ACTION PERFORMANCE COS, INC ................          10
 14,000   * AMAZON.COM, INC ............................         508
  1,500   * AMES DEPARTMENT STORES, INC ................          12
  4,600     ARMSTRONG HOLDINGS, INC ....................          70
  3,900   * BARNES & NOBLE, INC ........................          87
  3,700   * BARNESANDNOBLE.COM, INC ....................          24
    700   * BARNETT, INC ...............................           7
  4,200   * BJS WHOLESALE CLUB, INC ....................         139
  1,900     BLYTH, INC .................................          56
  7,800   * BORDERS GROUP, INC .........................         121
  1,000   * BOYDS COLLECTION LTD .......................           9
  2,600     BRADY CORP (CLASS A) .......................          85
  2,400  b* CALDOR CORP ................................           0
  5,100     CALLAWAY GOLF CO ...........................          83
  7,400     CASEYS GENERAL STORES, INC .................          77
    400     CASH AMERICA INTERNATIONAL, INC ............           3
  3,800   * CDW COMPUTER CENTERS, INC ..................         238
    500   * COLDWATER CREEK, INC .......................          15
  8,500   * CONSOLIDATED STORES CORP ...................         102
  2,150   * COST PLUS, INC .............................          62
 31,800   * COSTCO WHOLESALE CORP ......................       1,049
  6,100     DILLARDS, INC (CLASS A) ....................          75
    200   * DIRECT FOCUS, INC ..........................          10
  7,525     DOLLAR GENERAL CORP ........................         147
  7,275   * DOLLAR TREE STORES, INC ....................         288
  2,400   * E4L, INC ...................................           2
  4,351   * EGGHEAD.COM, INC ...........................          13
    600     ENESCO GROUP, INC ..........................           3
  1,000   * ETOYS, INC .................................           6
    200   * FACTORY 2-U STORES, INC ....................           8
  9,600     FAMILY DOLLAR STORES, INC ..................         188
    900     FASTENAL CO ................................          46
  3,300   * FATBRAIN.COM, INC ..........................          22
 19,570   * FEDERATED DEPARTMENT STORES, INC ...........         660
  2,500   * HA-LO INDUSTRIES, INC ......................          14
  3,500   * HANDLEMAN CO ...............................          44
 16,100   * HANOVER DIRECT, INC ........................          25
  2,400     HARCOURT GENERAL, INC ......................         131
 21,650     HASBRO, INC ................................         326
  1,700   * HEXCEL CORP ................................          16
  5,200   * HOMEBASE, INC ..............................           8
  1,100   * IDENTIX, INC ...............................          17
  2,200   * INSIGHT ENTERPRISES, INC ...................         130
  4,353   * INTERNATIONAL GAME TECHNOLOGY CO ...........         115
  1,700   * ITURF, INC .................................           5
  1,000   * JAKKS PACIFIC, INC .........................          15
 25,600   * K MART CORP ................................         174
 23,900   * KOHLS CORP .................................       1,329
  2,800   * LYDALL, INC ................................          30
     81   * MARVEL ENTERPRISES (CLASS A) WTS ...........           0
    138   * MARVEL ENTERPRISES (CLASS C) WTS 10/02/02 ..           0
 22,489     MATTEL, INC ................................         297
 21,600     MAY DEPARTMENT STORES CO ...................         518
  3,300   * MICHAELS STORES, INC .......................         151
 32,800     MINNESOTA MINING & MANUFACTURING CO ........       2,706
  3,500   * NEIMAN MARCUS GROUP, INC (CLASS A) .........         103
    723   * NEIMAN MARCUS GROUP, INC (CLASS B) .........          20
 26,300   * OFFICE DEPOT, INC ..........................         164
  8,050   * OFFICEMAX, INC .............................          40
SHARES                                                       VALUE(000)
------                                                       ----------
    600   * PARTY CITY CORP ............................   $       2
 10,445     PENNEY, (J.C.) CO, INC .....................         193
  4,500   * PETCO ANIMAL SUPPLIES, INC .................          88
  4,500   * PETSMART, INC ..............................          15
  1,000   * RACING CHAMPIONS CORP ......................           2
  1,500     RUSS BERRIE & CO, INC ......................          29
 10,600   * SAKS, INC ..................................         111
  3,600   * SCHEIN (HENRY), INC ........................          62
 28,200     SEARS ROEBUCK & CO .........................         920
    900  b* SERVICE MERCHANDISE CO, INC ................           0
  2,000   * SHOP AT HOME, INC ..........................           9
  3,000   * SHOPKO STORES, INC .........................          46
    700     SPIEGEL, INC (CLASS A) .....................           6
 35,262   * STAPLES, INC ...............................         542
  2,600   * SUNGLASS HUT INTERNATIONAL, INC ............          21
  1,100   * SYSTEMAX, INC ..............................           4
 37,700     TARGET CORP ................................       2,187
  6,400     TIFFANY & CO ...............................         432
 11,287   * TOYS R US, INC .............................         164
  3,025   * U.S. OFFICE PRODUCTS CO ....................           1
  3,000   * VALUE AMERICA, INC .........................           3
  2,100   * VALUEVISION INTERNATIONAL, INC .............          50
  8,700   * VENATOR GROUP, INC .........................          89
217,600     WAL-MART STORES, INC .......................      12,539
  1,000   * WMS INDUSTRIES, INC ........................          15
  4,900   * ZALE CORP ..................................         179
                                                           ---------
            TOTAL RETAIL AND WHOLESALE .................      28,316
                                                           ---------
TECHNOLOGY--20.90%
 COMMUNICATIONS EQUIPMENT--1.89%
  1,700   * ACT NETWORKS, INC ..........................          26
  3,500   * ACTV, INC ..................................          52
    100   * ADAPTIVE BROADBAND CORP ....................           4
 27,205   * ADC TELECOMMUNICATIONS, INC ................       2,282
  1,100   * ADTRAN, INC ................................          66
  5,400   * ADVANCED FIBRE COMMUNICATIONS, INC .........         245
  1,400   * ALLEN TELECOM, INC .........................          25
  8,900   * AMERICAN TOWER CORP (CLASS A) ..............         371
  2,400   * AMPEX CORP (CLASS A) .......................           4
  3,300   * ANCOR COMMUNICATIONS, INC ..................         118
  3,675   * ANDREW CORP ................................         123
  6,300   * ASPECT TELECOMMUNICATIONS CORP .............         248
    900   * BROOKTROUT, INC ............................          20
    600   * CARRIER ACCESS CORP ........................          32
  2,000   * C-COR.NET CORP .............................          54
  7,000  b* CELLNET DATA SYSTEMS, INC ..................           0
  2,400   * CHECKPOINT SYSTEMS, INC ....................          18
 11,300   * CIENA CORP .................................       1,884
  1,300   * COMMSCOPE, INC .............................          53
 10,824   * COMVERSE TECHNOLOGY, INC ...................       1,007
    700   * COPPER MOUNTAIN NETWORKS, INC ..............          62
  4,700   * DIGITAL MICROWAVE CORP .....................         179
 12,700   * ECHOSTAR COMMUNICATIONS CORP (CLASS A) .....         420
  4,000   * ELOT, INC ..................................           8
    500   * ESHARE COMMUNICATIONS, INC .................           4
 17,200  b* GEOTEK COMMUNICATIONS, INC .................           0
  3,025   * GLENAYRE TECHNOLOGIES, INC .................          32
  1,300   * GLOBIX CORP ................................          38
  4,036   * HARMONIC, INC ..............................         100
  8,800     HARRIS CORP ................................         288
    900   * INET TECHNOLOGIES, INC .....................          49
  3,700   * INTERDIGITAL COMMUNICATIONS CORP ...........          61
    275   * INTERLOGIX, INC ............................           4
  2,200     INTER-TEL, INC .............................          35
  3,600   * INTERVOICE-BRITE, INC ......................          24
  2,500   * L-3 COMMUNICATIONS HOLDINGS, INC ...........         143
    300   * LO-JACK CORP ...............................           2
    600   * METRICOM, INC ..............................          17
167,205     MOTOROLA, INC ..............................       4,859
  7,000   * P-COM, INC .................................          40
  5,600   * PICTURETEL CORP ............................          15
  1,800   * PLANTRONICS, INC ...........................         208
  1,900   * POLYCOM, INC ...............................         179
  3,700   * POWERWAVE TECHNOLOGIES, INC ................         163
 51,200   * QUALCOMM, INC ..............................       3,072


                       See notes to financial statements.
                                                                              19

SHARES                                                       VALUE(000)
------                                                       ----------

 COMMUNICATIONS EQUIPMENT--(CONTINUED)
 14,200     SCIENTIFIC-ATLANTA, INC ....................   $   1,058
  1,900   * SCM MICROSYSTEMS, INC ......................         115
  6,300   * SENSORMATIC ELECTRONICS CORP ...............         100
  1,600   * TEKELEC ....................................          77
 26,200   * TELLABS, INC ...............................       1,793
  3,800   * TERAYON COMMUNICATION SYSTEMS, INC .........         244
  1,200   * TUT SYSTEMS, INC ...........................          69
  4,100   * WEBLINK WIRELESS, INC ......................          54
  2,300   * WESTELL TECHNOLOGIES, INC (CLASS A) ........          35
  4,400   * WORLD ACCESS, INC ..........................          49
  1,900   * YOUTHSTREAM MEDIA NETWORKS, INC ............          11
    800   * ZIXIT CORP .................................          37
                                                           ---------
                                                              20,276
                                                           ---------
 COMPUTERS AND OFFICE EQUIPMENT--18.46%
 26,942   * 3COM CORP ..................................       1,553
    800   * ABOUT.COM, INC .............................          25
  4,800   * ACCLAIM ENTERTAINMENT, INC .................           7
    500   * ACTIVISION, INC ............................           3
  2,400   * ACTUATE CORP ...............................         128
  4,760   * ACXIOM CORP ................................         130
  8,400   * ADAPTEC, INC ...............................         191
  8,600     ADOBE SYSTEMS, INC .........................       1,118
  5,400   * ADVANCED DIGITAL INFORMATION CORP ..........          86
  2,100   * ADVENT SOFTWARE, INC .......................         135
  3,500   * AFFILIATED COMPUTER SERVICES, INC (CLASS A)          116
  1,500   * ALLAIRE CORP ...............................          55
     40   * AMDOCS LTD .................................           3
180,622   * AMERICA ONLINE, INC ........................       9,528
  4,350   * AMERICAN MANAGEMENT SYSTEMS, INC ...........         143
  3,300     ANALYSTS INTERNATIONAL CORP ................          31
  1,300   * APEX, INC ..................................          57
 23,600   * APPLE COMPUTER, INC ........................       1,236
    900   * APPLIEDTHEORY CORP .........................          14
  3,700   * ASHTON TECHNOLOGY GROUP, INC ...............          11
  1,800   * ASPEN TECHNOLOGY, INC ......................          69
  4,700   * AUSPEX SYSTEMS, INC ........................          23
    400   * AUTOBYTEL.COM, INC .........................           2
  2,100     AUTODESK, INC ..............................          73
 51,795     AUTOMATIC DATA PROCESSING, INC .............       2,774
  2,700   * AVANT CORP .................................          51
  2,200   * AVT CORP ...................................          16
    900   * AWARE, INC .................................          46
  1,900   * AXENT TECHNOLOGIES, INC ....................          47
     20   * AZTEC TECHNOLOGY PARTNERS, INC .............           0
    100   * BARRA, INC .................................           5
 26,200   * BEA SYSTEMS, INC ...........................       1,295
  2,300   * BELL & HOWELL CO ...........................          56
  4,500   * BEYOND.COM CORP ............................           6
  3,200   * BINDVIEW DEVELOPMENT CORP ..................          38
  1,300   * BISYS GROUP, INC ...........................          80
    900   * BLACK BOX CORP .............................          71
 18,000   * BMC SOFTWARE, INC ..........................         657
    600   * BOTTOMLINE TECHNOLOGIES, INC ...............          21
  1,300   * BRIO TECHNOLOGY, INC .......................          28
 14,300   * BROADVISION, INC ...........................         727
  2,100   * BROCADE COMMUNICATIONS SYSTEMS, INC ........         385
  8,600   * CABLETRON SYSTEMS, INC .....................         217
 22,000   * CADENCE DESIGN SYSTEMS, INC ................         448
  2,000   * CAIS INTERNET, INC .........................          28
  2,900   * CAMBRIDGE TECHNOLOGY PARTNERS, INC .........          25
  2,700   * CCC INFORMATION SERVICES GROUP, INC ........          29
  3,200   * C-CUBE MICROSYSTEMS, INC (NEW) .............          63
  8,700   * CERIDIAN CORP ..............................         209
    800   * CERNER CORP ................................          22
  2,800   * CIBER, INC .................................          37
  6,300   * CIRRUS LOGIC, INC ..........................         101
545,954   * CISCO SYSTEMS, INC .........................      34,702
 13,400   * CITRIX SYSTEMS, INC ........................         254
  2,900   * CNET NETWORKS, INC .........................          71
  1,000   * COGNIZANT TECHNOLOGY SOLUTIONS CORP ........          33
 12,800     COMDISCO, INC ..............................         286
138,084     COMPAQ COMPUTER CORP .......................       3,530
  2,400   * COMPLETE BUSINESS SOLUTIONS, INC ...........          42
SHARES                                                       VALUE(000)
------                                                       ----------
 38,376     COMPUTER ASSOCIATES INTERNATIONAL, INC .....   $   1,964
  1,050   * COMPUTER HORIZONS CORP .....................          14
  1,500   * COMPUTER NETWORK TECHNOLOGY CORP ...........          26
 11,396   * COMPUTER SCIENCES CORP .....................         851
  1,300     COMPUTER TASK GROUP, INC ...................           7
 24,300   * COMPUWARE CORP .............................         252
  1,400   * CONCORD COMMUNICATIONS, INC ................          56
    800   * CONCUR TECHNOLOGIES, INC ...................           3
  5,000   * CONCURRENT COMPUTER CORP ...................          66
  1,100   * CONVERGYS CORP .............................          57
  1,200   * COSTAR GROUP, INC ..........................          30
  2,100   * COTELLIGENT, INC ...........................          12
  2,500   * CSG SYSTEMS INTERNATIONAL, INC .............         140
  3,400   * CYBERCASH, INC .............................          16
  5,860   * CYBERGUARD CORP ............................          37
    750   * CYBEX COMPUTER PRODUCTS CORP ...............          32
  1,500   * DATA BROADCASTING CORP .....................           9
  2,000   * DATASTREAM SYSTEMS, INC ....................          25
166,086   * DELL COMPUTER CORP .........................       8,190
  2,700   * DENDRITE INTERNATIONAL, INC ................          90
  3,850     DIEBOLD, INC ...............................         107
  3,100   * DIGITAL RIVER, INC .........................          24
  1,300   * DOCUMENTUM, INC ............................         116
    800   * DSP GROUP, INC .............................          45
  3,986   * DST SYSTEMS, INC ...........................         303
  6,199   * EARTHLINK, INC .............................          96
  1,600   * EARTHWEB, INC ..............................          22
  1,800   * ECHELON CORP ...............................         104
  2,700   * ECLIPSYS CORP ..............................          20
  2,500   * EFAX.COM, INC ..............................           3
  3,500   * ELECTRONIC ARTS, INC .......................         255
 29,100     ELECTRONIC DATA SYSTEMS CORP ...............       1,200
  4,200   * ELECTRONICS FOR IMAGING, INC ...............         106
  3,475   * ELOYALTY CORP ..............................          44
161,100   * EMC CORP ...................................      12,395
  2,400   * EMULEX CORP ................................         158
  1,400   * ENTRUST TECHNOLOGIES, INC ..................         116
  4,500   * EPICOR SOFTWARE CORP .......................          11
  1,600   * EPRESENCE, INC .............................          12
  1,100   * EXCALIBUR TECHNOLOGIES CORP ................          44
  2,800   * EXCHANGE APPLICATIONS, INC .................          75
 11,250   * EXCITE AT HOME .............................         233
  2,000   * EXTREME NETWORKS, INC ......................         211
  2,600     FACTSET RESEARCH SYSTEMS, INC ..............          73
  3,100   * FILENET CORP ...............................          57
 35,206     FIRST DATA CORP ............................       1,747
  9,475   * FISERV, INC ................................         410
  1,900   * FISHER SCIENTIFIC INTERNATIONAL, INC .......          47
     64   * FRONTLINE CAPITAL GROUP, INC ...............           1
  2,624   * GARTNER GROUP, INC (CLASS B) ...............          26
 11,000   * GATEWAY, INC ...............................         624
  3,400     GERBER SCIENTIFIC, INC .....................          39
  2,600   * GLOBAL IMAGING SYSTEMS, INC ................          27
  5,350   * GO.COM .....................................          64
  1,800   * GO2NET, INC ................................          91
  1,300   * GREAT PLAINS SOFTWARE, INC .................          26
  4,900   * GTECH HOLDINGS CORP ........................         111
  3,099   * HEALTHEON/WEBMD CORP .......................          46
 69,000     HEWLETT-PACKARD CO .........................       8,616
  1,700   * HNC SOFTWARE, INC ..........................         105
  1,200   * HYPERCOM CORP ..............................          17
  1,830   * HYPERION SOLUTIONS CORP ....................          59
  7,780   * I2 TECHNOLOGIES, INC .......................         811
    300   * IDX SYSTEMS CORP ...........................           4
  3,300   * IGATE CAPITAL CORP .........................          45
 12,800     IKON OFFICE SOLUTIONS, INC .................          50
  2,230   * IMATION CORP ...............................          66
  1,900   * IMRGLOBAL CORP .............................          25
 30,100     IMS HEALTH, INC ............................         542
  8,700  b* INACOM CORP ................................           1
    100   * INDUSTRI-MATEMATIK INTERNATIONAL CORP ......           1
  3,300   * INFOCURE CORP ..............................          19
  2,900   * INFOCUS CORP ...............................          93
    440   * INFOGRAMES, INC ............................           4
  1,500   * INFORMATICA CORP ...........................         123



20
                       See notes to financial statements.

SHARES                                                       VALUE(000)
------                                                       ----------

 COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
 32,100   * INFORMIX CORP ..............................   $     239
  9,600   * INFOSPACE.COM, INC .........................         530
  3,500   * INFOUSA, INC ...............................          23
  1,200   * INGRAM MICRO, INC (CLASS A) ................          21
  5,900   * INKTOMI CORP ...............................         698
    900   * INTERACT COMMERCE CORP .....................          11
  5,800   * INTERGRAPH CORP ............................          44
143,000     INTERNATIONAL BUSINESS MACHINES CORP .......      15,667
 11,400   * INTUIT, INC ................................         472
 18,400   * IOMEGA CORP ................................          74
  2,800   * ISS GROUP, INC .............................         276
  2,600   * IVILLAGE, INC ..............................          22
    700   * J.D. EDWARDS & CO ..........................          11
  2,200     JACK HENRY & ASSOCIATES, INC ...............         110
  1,500   * JDA SOFTWARE GROUP, INC ....................          29
  2,000   * JUNO ONLINE SERVICES, INC ..................          22
  2,700   * KEANE, INC .................................          58
  1,500   * KRONOS, INC ................................          39
  4,600   * LANIER WORLDWIDE, INC ......................           5
  5,500   * LEARN2.COM, INC ............................          11
    900  b* LEASING SOLUTIONS, INC .....................           0
  6,000   * LEGATO SYSTEMS, INC ........................          91
  9,600   * LEXMARK INTERNATIONAL, INC .................         646
  1,300   * LHS GROUP, INC .............................          45
  6,400   * LYCOS, INC .................................         346
  3,300   * MACROMEDIA, INC ............................         319
  2,400   * MACROVISION CORP ...........................         153
    500   * MANHATTAN ASSOCIATES, INC ..................          13
  1,700   * MANUGISTICS GROUP, INC .....................          79
    900   * MAPICS, INC ................................           5
  1,200   * MARIMBA, INC ...............................          17
    100   * MARKETWATCH.COM, INC .......................           2
 11,100   * MAXTOR CORP ................................         117
    200   * MCSI, INC ..................................           5
  1,500   * MEDICONSULT.COM, INC .......................           2
  2,800   * MEDQUIST, INC ..............................          95
  7,400   * MENTOR GRAPHICS CORP .......................         147
     60   * MERANT PLC ADR .............................           1
  1,300   * MERCATOR SOFTWARE, INC .....................          89
  1,500   * MERCURY COMPUTER SYSTEMS, INC ..............          48
  6,000   * MERCURY INTERACTIVE CORP ...................         581
 14,100   * MERISEL, INC ...............................          11
  1,000   * METRO INFORMATION SERVICES, INC ............          10
    800  b* MICROAGE, INC ..............................           0
  1,800   * MICROMUSE, INC .............................         298
    200   * MICRON ELECTRONICS, INC ....................           3
  2,000   * MICROS SYSTEMS, INC ........................          37
302,668   * MICROSOFT CORP .............................      24,213
  6,500   * MICROSTRATEGY, INC .........................         195
  1,100   * MIDWAY GAMES, INC ..........................           9
    900   * MIPS TECHNOLOGIES, INC .....................          38
      4   * MOMENTUM BUSINESS APPLICATIONS, INC ........           0
  1,800   * MTI TECHNOLOGY CORP ........................          14
    500   * MULTEX.COM, INC ............................          13
  3,300     NATIONAL COMPUTER SYSTEMS, INC .............         163
  2,700     NATIONAL DATA CORP .........................          62
  2,475   * NATIONAL INSTRUMENTS CORP ..................         108
  2,300   * NCO GROUP, INC .............................          53
  1,300   * NET PERCEPTIONS, INC .......................          21
  1,000   * NETOBJECTS, INC ............................           9
    600   * NETOPIA, INC ...............................          24
 21,800   * NETWORK APPLIANCE, INC .....................       1,755
  2,100   * NETWORK EQUIPMENT TECHNOLOGIES, INC ........          21
  3,500   * NETWORK PERIPHERALS, INC ...................          59
 10,399   * NETWORKS ASSOCIATES, INC ...................         212
  2,300   * NEW ERA OF NETWORKS, INC ...................          98
 14,600   * NOVELL, INC ................................         135
  2,200   * ONEMAIN.COM, INC ...........................          25
    400   * ONHEALTH NETWORK CO ........................           1
    800   * ONYX SOFTWARE CORP .........................          24
  2,600   * OPEN MARKET, INC ...........................          36
172,524   * ORACLE CORP ................................      14,503
  3,400     OWENS & MINOR, INC .........................          58
 11,610   * PARAMETRIC TECHNOLOGY CORP .................         128
SHARES                                                       VALUE(000)
------                                                       ----------
  2,250   * PATTERSON DENTAL CO ........................   $     115
 25,875     PAYCHEX, INC ...............................       1,087
    700   * PCORDER.COM, INC ...........................           5
  1,200   * PEGASYSTEMS, INC ...........................           6
 16,500   * PEOPLESOFT, INC ............................         276
  1,466   * PER SE TECHNOLOGIES, INC ...................          14
  8,800   * PEREGRINE SYSTEMS, INC .....................         305
  2,900   * PEROT SYSTEMS CORP (CLASS A) ...............          32
  1,700   * PERVASIVE SOFTWARE, INC ....................          10
    900   * PHOENIX TECHNOLOGIES LTD ...................          15
  4,200  f* PHYSICIAN COMPUTER NETWORK, INC ............           0
 23,300     PITNEY BOWES, INC ..........................         932
  2,300   * POLICY MANAGEMENT SYSTEMS CORP .............          35
  2,100   * PORTAL SOFTWARE, INC .......................         134
  2,800   * PRICELINE.COM, INC .........................         106
  6,300  f* PROCURENET, INC ............................           1
  1,000   * PRODIGY COMMUNICATIONS CORP (CLASS A) ......          11
  4,100   * PROGRESS SOFTWARE CORP .....................          74
  1,000   * PROJECT SOFTWARE & DEVELOPMENT, INC ........          18
  1,800   * PROXICOM, INC ..............................          86
    800   * PROXIM, INC ................................          79
  9,372   * PSINET, INC ................................         235
  3,000   * PSS WORLD MEDICAL, INC .....................          20
  1,050   * QRS CORP ...................................          26
  3,300   * QUADRAMED CORP .............................           8
 11,800   * QUANTUM CORP-DLT & STORAGE SYSTEMS GROUP ...         114
 15,100   * QUANTUM CORP-HARD DISK DRIVE GROUP .........         167
    600   * RADIANT SYSTEMS, INC .......................          14
    700   * RADISYS CORP ...............................          40
  4,100   * RARE MEDIUM GROUP, INC .....................          71
  7,083   * RATIONAL SOFTWARE CORP .....................         658
  1,800   * RAZORFISH, INC .............................          29
  5,300   * REALNETWORKS, INC ..........................         268
  2,000   * REMEDY CORP ................................         112
  2,600   * RSA SECURITY, INC ..........................         180
 13,816     SABRE HOLDINGS CORP ........................         394
  6,800   * SAFEGUARD SCIENTIFICS, INC .................         218
  1,900   * SAGA SYSTEMS, INC ..........................          24
    900   * SAGENT TECHNOLOGY, INC .....................          13
  1,200   * SANCHEZ COMPUTER ASSOCIATES, INC ...........          29
  4,046   * SANDISK CORP ...............................         248
  2,100   * SANTA CRUZ OPERATION, INC ..................          13
  2,000   * SAPIENT CORP ...............................         214
  1,700   * SCIENT CORP ................................          75
 16,248   * SEAGATE TECHNOLOGY, INC ....................         894
  5,400     SEI INVESTMENTS CO .........................         215
  2,300   * SERENA SOFTWARE, INC .......................         104
    300     SHARED MEDICAL SYSTEMS CORP ................          22
 11,284   * SIEBEL SYSTEMS, INC ........................       1,846
  4,200   * SILICON GRAPHICS, INC ......................          16
  3,300   * SOFTNET SYSTEMS, INC .......................          32
    600   * SOURCE INFORMATION MANAGEMENT CO ...........           9
  2,400   * SOURCE MEDIA, INC ..........................           9
  3,000   * SPORTSLINE.COM, INC ........................          51
  1,500   * SPYGLASS, INC ..............................          47
    900   * STARMEDIA NETWORK, INC .....................          17
  7,200   * STORAGE TECHNOLOGY CORP ....................          79
  4,300   * STRUCTURAL DYNAMICS RESEARCH CORP ..........          65
124,136   * SUN MICROSYSTEMS, INC ......................      11,289
 10,000   * SUNGARD DATA SYSTEMS, INC ..................         310
  2,000   * SVI HOLDINGS, INC ..........................          10
  6,400   * SYBASE, INC ................................         147
  1,700   * SYKES ENTERPRISES, INC .....................          22
  3,900   * SYMANTEC CORP ..............................         210
  8,550     SYMBOL TECHNOLOGIES, INC ...................         462
  4,600   * SYNOPSYS, INC ..............................         159
    800   * SYNTEL, INC ................................           8
  3,500   * SYSTEMS & COMPUTER TECHNOLOGY CORP .........          70
  3,900   * TECH DATA CORP .............................         170
  5,475   * TECHNOLOGY SOLUTIONS CO ....................          34
    200   * TENFOLD CORP ...............................           3
    300   * THESTREET.COM, INC .........................           2
  2,000   * THQ, INC ...................................          24
  2,400   * TICKETMASTER ONLINE-CITYSEARCH, INC ........          38
  1,000     TOTAL SYSTEM SERVICES, INC .................          16


                       See notes to financial statements.
                                                                              21


SHARES                                                       VALUE(000)
------                                                       ----------

 COMPUTERS AND OFFICE EQUIPMENT--(CONTINUED)
  1,600   * TRANSACTION SYSTEMS ARCHITECTS, INC ........   $      27
    700   * UNIGRAPHICS SOLUTIONS, INC .................          14
 24,108   * UNISYS CORP ................................         351
  3,400   * USINTERNETWORKING, INC .....................          69
  5,300   * VERIO, INC .................................         294
  8,365   * VERISIGN, INC ..............................       1,476
 31,512   * VERITAS SOFTWARE CORP ......................       3,561
  2,300   * VERITY, INC ................................          87
  8,100   * VIGNETTE CORP ..............................         421
  2,300   * VISUAL NETWORKS, INC .......................          66
  3,900   * WAVE SYSTEMS CORP (CLASS A) ................          62
  1,600   * WEBTRENDS CORP .............................          62
 34,900   * WESTERN DIGITAL CORP .......................         175
  3,463   * WIND RIVER SYSTEMS, INC ....................         131
  2,000   * XIRCOM, INC ................................          95
 19,712   * YAHOO, INC .................................       2,442
  1,700   * ZEBRA TECHNOLOGY CORP ......................          75
    900   * ZIFF-DAVIS, INC -ZDNET .....................           8
                                                           ---------
                                                             198,490
                                                           ---------
 ELECTRONICS AND OTHER TECHNOLOGY--0.21%
 14,500   * BEST BUY CO, INC ...........................         917
  6,379   * CDNOW, INC .................................          20
 14,900     CIRCUIT CITY STORES-CIRCUIT CITY GROUP .....         494
  2,400   * CYBERIAN OUTPOST, INC ......................          12
  1,300   * GUITAR CENTER, INC .........................          14
  1,900   * INTERTAN, INC ..............................          22
  4,500   * MUSICLAND STORES CORP ......................          33
 15,700     RADIOSHACK CORP ............................         744
  2,550   * TRANS WORLD ENTERTAINMENT CORP .............          31
    500   * TWEETER HOME ENTERTAINMENT GROUP, INC ......          15
                                                           ---------
                                                               2,302
                                                           ---------
 INSTRUMENTS AND RELATED PRODUCTS--0.34%
  1,200   * ANACOMP, INC ...............................           4
  3,400   * AVID TECHNOLOGIES, INC .....................          41
  2,300   * CYMER, INC .................................         110
 26,400     EASTMAN KODAK CO ...........................       1,571
  2,500   * LITTON INDUSTRIES, INC .....................         105
  3,200   * PINNACLE SYSTEMS, INC ......................          72
  4,018     RAYTHEON CO (CLASS A) ......................          78
 18,200     RAYTHEON CO (CLASS B) ......................         350
  2,500   * TRIMBLE NAVIGATION LTD .....................         122
 56,700     XEROX CORP .................................       1,177
                                                           ---------
                                                               3,630
                                                           ---------
            TOTAL TECHNOLOGY ...........................     224,698
                                                           ---------
TRANSPORTATION--3.04%
 AEROSPACE AND DEFENSE--0.13%
    300   * ALLIANT TECHSYSTEMS, INC ...................          20
 11,200     GENERAL DYNAMICS CORP ......................         585
  5,106     GOODRICH (B.F.) CO .........................         174
 21,592     LOCKHEED MARTIN CORP .......................         536
  1,000     NEWPORT NEWS SHIPBUILDING, INC .............          37
  3,600   * ORBITAL SCIENCES CORP ......................          44
  1,086   * TELEDYNE TECHNOLOGIES, INC .................          18
                                                           ---------
                                                               1,414
                                                           ---------
 AIR TRANSPORTATION--0.89%
  2,100     AIRBORNE FREIGHT CORP ......................          40
    400   * AIRNET SYSTEMS, INC ........................           2
  7,100   * AIRTRAN HOLDINGS, INC ......................          30
  2,400   * ALASKA AIR GROUP, INC ......................          65
  3,200   * AMERICA WEST HOLDINGS CORP (CLASS B) .......          55
 15,600   * AMR CORP ...................................         412
  1,100   * ATLAS AIR, INC .............................          39
    200   * AVIALL, INC ................................           1
  1,800   * BE AEROSPACE, INC ..........................          12
 76,854     BOEING CO ..................................       3,213
    900  b* BREED TECHNOLOGIES, INC ....................           0
    700   * CONTINENTAL AIRLINES, INC (CLASS B) ........          33
 12,500     DELTA AIRLINES, INC ........................         632
    900   * EGL, INC ...................................          28
 22,240   * FEDEX CORP .................................         845
    300   * FRONTIER AIRLINES, INC .....................           4
SHARES                                                       VALUE(000)
------                                                       ----------
  1,800   * KELLSTROM INDUSTRIES, INC ..................   $       8
    400   * MESA AIR GROUP, INC ........................           2
    600   * MESABA HOLDINGS, INC .......................           6
  7,377     NORTHROP GRUMMAN CORP ......................         489
  3,700   * OFFSHORE LOGISTICS, INC ....................          53
    900     SKYWEST, INC ...............................          33
 34,501     SOUTHWEST AIRLINES CO ......................         653
 11,300     TEXTRON, INC ...............................         614
 10,300   * TRANS WORLD AIRLINES, INC ..................          23
  1,100   * TRIUMPH GROUP, INC .........................          31
  1,200   * U.S. AIRWAYS GROUP, INC ....................          47
  4,000     UAL CORP ...................................         233
 33,529     UNITED TECHNOLOGIES CORP ...................       1,974
                                                           ---------
                                                               9,577
                                                           ---------
 AUTOS, TIRES AND RETATED PRODUCTS--1.56%
    900   * AFTERMARKET TECHNOLOGY CORP ................           8
  4,100     ARVIN INDUSTRIES, INC ......................          71
  4,684     AUTOLIV, INC ...............................         113
 25,900   * AUTONATION, INC ............................         183
  1,500   * AUTOWEB.COM, INC ...........................           3
 12,800   * AUTOZONE, INC ..............................         282
  2,400   * AVIS GROUP HOLDINGS, INC ...................          45
    700     BANDAG, INC ................................          17
  2,400     BORGWARNER, INC ............................          84
  2,300   * BUDGET GROUP, INC ..........................           9
     50     CENTRAL PARKING CORP .......................           1
  4,000     CLARCOR, INC ...............................          80
    300     COACHMEN INDUSTRIES, INC ...................           3
  4,300     COOPER TIRE & RUBBER CO ....................          48
  4,400   * COPART, INC ................................          70
  2,700   * CSK AUTO CORP ..............................          20
 15,324     DANA CORP ..................................         325
  9,600     DANAHER CORP ...............................         475
  3,000   * DELCO REMY INTERNATIONAL , INC (CLASS A) ...          25
 38,482     DELPHI AUTOMOTIVE SYSTEMS CORP .............         560
  4,200   * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC .......          77
  6,900     EATON CORP .................................         462
  2,100     FEDERAL SIGNAL CORP ........................          35
  5,300     FLEETWOOD ENTERPRISES, INC .................          76
 87,500     FORD MOTOR CO ..............................       3,763
  4,100     GENCORP, INC ...............................          33
 43,650     GENERAL MOTORS CORP ........................       2,534
 21,280   * GENERAL MOTORS CORP (CLASS H) ..............       1,867
  5,900   * GENTEX CORP ................................         148
 10,100     GENUINE PARTS CO ...........................         202
 16,200     GOODYEAR TIRE & RUBBER CO ..................         324
 21,300     HARLEY DAVIDSON, INC .......................         820
  2,500   * HAYES LEMMERZ INTERNATIONAL, INC ...........          30
  1,200     HERTZ CORP (CLASS A) .......................          34
 60,287     HONEYWELL INTERNATIONAL, INC ...............       2,031
     24   * IMPERIAL PARKING CORP ......................           0
  7,500     ITT INDUSTRIES, INC ........................         228
    700   * LITHIA MOTORS, INC (CLASS A) ...............           9
  4,500     MASCOTECH, INC .............................          49
  6,266     MERITOR AUTOMOTIVE, INC ....................          69
  1,333     MIDAS, INC .................................          27
  2,750   * MONACO COACH CORP ..........................          37
  1,600   * NATIONAL R.V. HOLDINGS, INC ................          17
  5,200   * NAVISTAR INTERNATIONAL CORP ................         162
  2,400   * OREILLY AUTOMOTIVE, INC ....................          33
    450     OSHKOSH TRUCK CORP .........................          16
  3,000     PACCAR, INC ................................         119
  2,500     PEP BOYS MANNY, MOE, & JACK CO .............          15
  2,100     REGAL-BELOIT CORP ..........................          34
  7,750     ROLLINS TRUCK LEASING CORP .................          54
 10,100     RYDER SYSTEM, INC ..........................         191
  2,800     SIMPSON INDUSTRIES, INC ....................          21
  2,400     SMITH (A.O.) CORP ..........................          50
  1,803   * SPX CORP ...................................         218
    700   * STONERIDGE, INC ............................           6
    200     SUPERIOR INDUSTRIES INTERNATIONAL, INC .....           5
  3,180     TENNECO AUTOMOTIVE, INC ....................          17
  1,200     THOR INDUSTRIES, INC .......................          25
  6,000     TRW, INC ...................................         260


22
                       See notes to financial statements.


SHARES                                                       VALUE(000)
------                                                       ----------


 AUTOS, TIRES AND RETATED PRODUCTS--(CONTINUED)
 11,456   * VISTEON CORP ...............................   $     139
    800     WABASH NATIONAL CORP .......................          10
  2,500     WINNEBAGO INDUSTRIES, INC ..................          33
  1,000     WYNNS INTERNATIONAL, INC ...................          23
                                                           ---------
                                                              16,725
                                                           ---------
  RAILROADS--0.34%
  2,900   * ABC RAIL PRODUCTS CORP .....................          23
 40,520     BURLINGTON NORTHERN SANTA FE CORP ..........         929
 12,400     CSX CORP ...................................         263
  2,000     FLORIDA EAST COAST INDUSTRIES, INC .........          80
  5,100     GATX CORP ..................................         173
 10,200     KANSAS CITY SOUTHERN INDUSTRIES, INC .......         905
 30,500     NORFOLK SOUTHERN CORP ......................         454
  3,500     TRINITY INDUSTRIES, INC ....................          65
 18,082     UNION PACIFIC CORP .........................         672
  5,101     WABTEC CORP ................................          53
  2,500   * WISCONSIN CENTRAL TRANSIT CORP .............          33
                                                           ---------
                                                               3,650
                                                           ---------
  TRUCKING AND RELATED SERVICES--0.11%
  2,700   * AMERICAN FREIGHTWAYS CORP ..................          39
    700     ARCTIC CAT, INC ............................           8
  3,400     ARNOLD INDUSTRIES, INC .....................          41
  2,100     C.H. ROBINSON WORLDWIDE, INC ...............         104
  4,700     CNF TRANSPORTATION, INC ....................         107
     50   * CONSOLIDATED FREIGHTWAYS CORP ..............           0
  1,000   * COVENANT TRANSPORT, INC (CLASS A) ..........           8
  3,000     EXPEDITORS INTERNATIONAL OF WASHINGTON, INC          143
    100   * FORWARD AIR CORP ...........................           4
  4,000     GALILEO INTERNATIONAL, INC .................          84
  3,300     HUNT (J.B.) TRANSPORT SERVICES, INC ........          51
  2,990   * IRON MOUNTAIN, INC .........................         102
  1,800   * LANDSTAR SYSTEM, INC .......................         107
  1,500   * M.S. CARRIERS, INC .........................          26
     10   * NAVIGANT INTERNATIONAL, INC ................           0
  3,000     POLARIS INDUSTRIES, INC ....................          96
  2,500     ROADWAY EXPRESS, INC .......................          59
  1,000   * RURAL/METRO CORP ...........................           2
    975   * SWIFT TRANSPORTATION CO, INC ...............          14
  2,400   * TRAVELOCITY.COM, INC .......................          39
    700   * U.S. EXPRESS ENTERPRISES, INC (CLASS A) ....           6
  2,700     USFREIGHTWAYS CORP .........................          66
  4,950     WERNER ENTERPRISES, INC ....................          57
  3,800   * YELLOW CORP ................................          56
                                                           ---------
                                                               1,219
                                                           ---------
  WATER TRANSPORTATION--0.01%
    200     ALEXANDER & BALDWIN, INC ...................           4
    600   * AMERICAN CLASSIC VOYAGES CO ................          12
    500   * KIRBY CORP .................................          11
    950   * MARINE TRANSPORT CORP ......................           2
    400     OVERSEAS SHIPHOLDING GROUP, INC ............          10
  1,600     TIDEWATER, INC .............................          58
                                                           ---------
                                                                  97
                                                           ---------
            TOTAL TRANSPORTATION .......................      32,682
                                                           ---------
UTILITIES--11.60%
 TELEPHONE--8.82%
    300   * @TRACK COMMUNICATIONS, INC .................           1
  1,600   * ADELPHIA BUSINESS SOLUTIONS, INC ...........          37
  4,300   * ADVANCED RADIO TELECOM CORP ................          63
  9,100   * ALLEGIANCE TELECOM, INC ....................         582
 21,852     ALLTEL CORP ................................       1,353
  7,950   * ARCH COMMUNICATIONS GROUP WTS 09/01/03 .....           7
245,604     AT & T CORP ................................       7,767
208,122   * AT & T CORP-LIBERTY MEDIA GROUP (CLASS A ) .       5,047
150,900     BELLSOUTH CORP .............................       6,432
 10,300     BROADWING, INC .............................         267
  2,200   * CAPROCK COMMUNICATIONS CORP ................          43
  8,075     CENTURYTEL, INC ............................         232
    200     CFW COMMUNICATIONS CO ......................           8
  1,700   * COM21, INC .................................          43
    200   * COMMONWEALTH TELEPHONE ENTERPRISES,INC .....           9
     91     COMSAT CORP ................................           2
SHARES                                                       VALUE(000)
------                                                       ----------
 10,500   * COVAD COMMUNICATIONS GROUP, INC ............   $     169
  8,300   * CROWN CASTLE INTERNATIONAL CORP ............         303
  8,900   * E.SPIRE COMMUNICATIONS, INC ................          60
  1,600   * ELECTRIC LIGHTWAVE, INC (CLASS A) ..........          30
 28,600   * EXODUS COMMUNICATIONS, INC .................       1,317
  4,500   * GENERAL COMMUNICATION, INC (CLASS A) .......          23
  2,758   * GLOBAL CROSSING LTD ........................          73
 13,800     GLOBAL TELESYSTEMS, INC ....................         166
 74,500     GTE CORP ...................................       4,638
  4,700   * ICG COMMUNICATIONS, INC ....................         104
  1,600   * IDT CORP ...................................          54
  5,500   * INTERMEDIA COMMUNICATIONS, INC .............         164
  1,700   * INTERNATIONAL FIBERCOM, INC ................          43
  2,400   * INTRAWARE, INC .............................          39
  3,500   * ITC DELTACOM, INC ..........................          78
  1,100   * LAUNCH MEDIA, INC ..........................          10
  2,250   * LEAP WIRELESS INTERNATIONAL, INC ...........         106
 20,200   * LEVEL 3 COMMUNICATIONS, INC ................       1,778
  5,200   * LIBERTY DIGITAL, INC (CLASS A) .............         156
251,681     LUCENT TECHNOLOGIES, INC ...................      14,912
 31,100   * MCLEODUSA, INC (CLASS A) ...................         643
 51,500   * MEDIA ONE GROUP, INC .......................       3,431
 18,294   * METROMEDIA FIBER NETWORK, INC(CLASS A) .....         726
  1,800   * MGC COMMUNICATIONS, INC ....................         108
  6,900   * MOTIENT CORP ...............................         108
 26,000   * NEXTEL COMMUNICATIONS, INC (CLASS A) .......       1,591
 25,689   * NEXTLINK COMMUNICATIONS, INC ...............         975
  1,000     NORTH PITTSBURGH SYSTEMS, INC ..............          15
    700   * NORTHEAST OPTIC NETWORK, INC ...............          43
    800   * NORTHPOINT COMMUNICATIONS GROUP, INC .......           9
 11,438   * NTL, INC ...................................         685
  1,100   * PACIFIC GATEWAY EXCHANGE, INC ..............           4
 40,500   * PAGING NETWORK, INC ........................          29
  2,000   * POWERTEL, INC ..............................         142
  2,900   * PRIMUS TELECOMMUNICATIONS GROUP, INC .......          72
  4,200   * PTEK HOLDINGS, INC .........................          14
  9,546   * QWEST COMMUNICATIONS INTERNATIONAL , INC ...         474
  3,300   * RCN CORP ...................................          84
  4,800   * RHYTHMS NETCONNECTIONS, INC ................          60
272,666     SBC COMMUNICATIONS, INC ....................      11,793
  2,400   * SMARTALK TELESERVICES, INC .................           0
 56,400     SPRINT CORP (FON GROUP) ....................       2,876
 36,800   * SPRINT CORP (PCS GROUP) ....................       2,190
  5,400   * STAR TELECOMMUNICATIONS, INC ...............          14
  3,570   * TALK.COM, INC ..............................          21
  5,317     TELEPHONE & DATA SYSTEMS, INC ..............         533
  2,400   * TELIGENT, INC ..............................          57
  1,900   * TIME WARNER TELECOM, INC ...................         122
    600   * U.S. LEC CORP (CLASS A) ....................          10
 38,211     U.S. WEST, INC .............................       3,277
    600  b* USN COMMUNICATIONS, INC ....................           0
124,710     VERIZON COMMUNICATION ......................       6,337
    900   * VIATEL, INC ................................          26
 12,149   * VOICESTREAM WIRELESS CORP ..................       1,413
  4,200   * WESTERN WIRELESS CORP (CLASS A) ............         229
  6,750   * WINSTAR COMMUNICATIONS, INC ................         229
224,413   * WORLDCOM, INC ..............................      10,295
    800   * WORLDGATE COMMUNICATIONS, INC ..............          14
  2,100   * WORLDPAGES.COM, INC ........................          13
                                                           ---------
                                                              94,778
                                                           ---------
 ELECTRIC, GAS AND OTHER--2.78%
 25,600   * AES CORP ...................................       1,168
  6,400     AGL RESOURCES, INC .........................         102
 13,200     ALLEGHENY ENERGY, INC ......................         361
  2,800     ALLIANT ENERGY CORP ........................          73
 13,200   * ALLIED WASTE INDUSTRIES, INC ...............         132
  8,660     AMEREN CORP ................................         292
 25,900     AMERICAN ELECTRIC POWER CO, INC ............         767
  3,927     AMERICAN WATER WORKS CO, INC ...............          98
  1,099     ATMOS ENERGY CORP ..........................          19
  3,300     BLACK HILLS CORP ...........................          74
    700     CALIFORNIA WATER SERVICE GROUP .............          17
 11,600   * CALPINE CORP ...............................         763
    500     CASCADE NATURAL GAS CORP ...................           8


                       See notes to financial statements.
                                                                              23


SHARES                                                       VALUE(000)
------                                                       ----------


 ELECTRIC, GAS AND OTHER--(CONTINUED)
  1,100   * CASELLA WASTE SYSTEMS, INC (CLASS A) .......   $      12
  1,600     CH ENERGY GROUP, INC .......................          54
  7,700     CINERGY CORP ...............................         196
 21,080   * CITIZENS COMMUNICATIONS CO .................         364
  1,900     CLECO CORP .................................          64
  2,074     CMP GROUP, INC .............................          61
 12,900     CMS ENERGY CORP ............................         285
 11,800     COASTAL CORP ...............................         718
  7,800     COLUMBIA ENERGY GROUP ......................         512
 10,825     CONECTIV, INC ..............................         168
    537     CONECTIV, INC (CLASS A) ....................          13
 21,000     CONSOLIDATED EDISON, INC ...................         622
  9,300     CONSTELLATION ENERGY GROUP .................         303
  9,600     CP&L ENERGY, INC ...........................         307
 14,738     DOMINION RESOURCES, INC ....................         632
  4,993     DPL, INC ...................................         110
  2,700     DQE, INC ...................................         107
  8,200     DTE ENERGY CO ..............................         251
 26,433     DUKE ENERGY CORP ...........................       1,490
 11,400     DYNEGY, INC ................................         779
  1,600     EASTERN ENTERPRISES CO .....................         101
 32,300     EDISON INTERNATIONAL CO ....................         662
 13,702     EL PASO ENERGY CORP ........................         698
  4,400     ENERGEN CORP ...............................          96
  5,502     ENERGY EAST CORP ...........................         105
 23,800     ENTERGY CORP ...............................         647
  4,600     EQUITABLE RESOURCES, INC ...................         222
 23,602     FIRSTENERGY CORP ...........................         552
  8,600     FLORIDA PROGRESS CORP ......................         403
 11,900     FPL GROUP, INC .............................         589
  9,600     GPU, INC ...................................         260
  1,600     HAWAIIAN ELECTRIC INDUSTRIES, INC ..........          53
  4,600     IDACORP, INC ...............................         148
  8,700     KANSAS CITY POWER & LIGHT CO ...............         196
  9,500     KEYSPAN CORP ...............................         292
  4,900     KINDER MORGAN, INC .........................         169
  3,000     LACLEDE GAS CO .............................          58
 17,500     LOUISVILLE GAS & ELECTRIC ENERGY CORP ......         418
  6,000     MCN ENERGY GROUP, INC ......................         128
  5,900     MDU RESOURCES GROUP, INC ...................         128
  1,300     MINNESOTA POWER, INC .......................          23
  6,100  b* MOLTEN METAL TECHNOLOGY, INC ...............           0
  5,800     MONTANA POWER CO ...........................         205
  5,100     NATIONAL FUEL GAS CO .......................         249
 11,085     NEW CENTURY ENERGIES, INC ..................         333
    400     NEW JERSEY RESOURCES CORP ..................          15
  2,600   * NEWPARK RESOURCES, INC .....................          25
  9,900   * NIAGARA MOHAWK HOLDINGS, INC ...............         138
  7,200     NICOR, INC .................................         235
  9,100     NISOURCE, INC ..............................         169
  3,200     NORTHEAST UTILITIES CO .....................          70
 16,200     NORTHERN STATES POWER CO ...................         327
    150     NORTHWEST NATURAL GAS CO ...................           3
  2,900     NORTHWESTERN CORP ..........................          67
  2,772     NSTAR ......................................         113
  2,200     NUI CORP ...................................          59
  2,300     OGDEN CORP .................................          21
 11,000     OGE ENERGY CORP ............................         204
  3,580     ONEOK, INC .................................          93
  1,000     OTTER TAIL POWER CO ........................          21
 16,800     PECO ENERGY CO .............................         677
  5,500     PEOPLES ENERGY CORP ........................         178
 34,529     PG&E CORP ..................................         850
    103     PIEDMONT NATURAL GAS CO, INC ...............           3
  9,700     PINNACLE WEST CAPITAL CORP .................         329
  3,900     POTOMAC ELECTRIC POWER CO ..................          98
 16,094     PPL CORP ...................................         353
  3,200     PUBLIC SERVICE CO OF NEW MEXICO ............          49
 13,600     PUBLIC SERVICE ENTERPRISE GROUP, INC .......         471
 10,178     PUGET SOUND ENERGY, INC ....................         217
  9,500     QUESTAR CORP ...............................         184
 15,403     RELIANT ENERGY, INC ........................         455
  6,200   * REPUBLIC SERVICES, INC (CLASS A) ...........          99
  6,300     RGS ENERGY GROUP, INC ......................         140
SHARES                                                       VALUE(000)
------                                                       ----------
  3,000     SCANA CORP .................................   $      72
     18     SCOTTISH POWER PLC ADR .....................           1
 21,920     SEMPRA ENERGY ..............................         373
    500     SIERRA PACIFIC RESOURCES (NEW) .............           6
    300     SJW CORP ...................................          36
  1,300     SOUTH JERSEY INDUSTRIES, INC ...............          34
 54,400     SOUTHERN CO ................................       1,268
    700     SOUTHWESTERN ENERGY CO .....................           4
  1,200   * STERICYCLE, INC ............................          29
 15,300     TECO ENERGY, INC ...........................         307
 24,567     TXU CORP ...................................         725
    700   * U.S. LIQUIDS, INC ..........................           4
  5,637     UGI CORP ...................................         116
 16,900     UNICOM CORP ................................         654
  1,200     UNISOURCE ENERGY CORP HOLDINGS CO ..........          18
  1,100     UNITED ILLUMINATING CO .....................          48
 13,124     UTILICORP UNITED, INC ......................         261
  5,133     VECTREN CORP ...............................          89
  3,800     WASHINGTON GAS LIGHT CO ....................          91
 48,434     WASTE MANAGEMENT, INC ......................         920
  2,400     WESTERN GAS RESOURCES, INC .................          50
  4,300     WESTERN RESOURCES, INC .....................          67
 32,029     WILLIAMS COS, INC ..........................       1,305
  4,400     WISCONSIN ENERGY CORP ......................          87
    300     WPS RESOURCES CORP .........................           9
                                                           ---------
                                                              29,894
                                                           ---------
            TOTAL UTILITIES ............................     124,672
                                                           ---------
            TOTAL COMMON STOCK
              (COST $708,673) ..........................   1,070,201
                                                           ---------

PRINCIPAL
--------
 SHORT TERM INVESTMENT--0.37%
 U.S. GOVERNMENT AND AGENCY--0.37%
$3,925,000  FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
              6.570%, 7/3/00 ...........................       3,923
                                                           -----------
            TOTAL SHORT TERM INVESTMENT
              (COST $3,924) ............................       3,923
                                                           -----------
            TOTAL PORTFOLIO--99.94%
              (COST $712,731) ..........................   1,074,259
            OTHER ASSETS & LIABILITIES, NET--0.06% .....         642
                                                           -----------
            NET ASSETS--100.00% ........................  $1,074,901
                                                          ===========

-------------------------
*  Non-income producing
b  In bankruptcy
f Restricted securities-Investment in securities not registered under the Securities Act of 1933 or not publicly traded in foreign markets. At June 30, 2000, the value of these securities amounted to $987 or 0.00% of net assets.

   Additional information on each restricted security is as follows:

                                  ACQUISITION       ACQUISITION
          SECURITY                   DATE              COST
-------------------------------  ------------     -------------
PHYSICIAN COMPUTER NETWORK, INC    06/04/96          $28,018
PROCURENET, INC                    04/19/99              544
                                                    ---------
                                                     $28,562
                                                    =========


24
                       See notes to financial statements.

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